                                                                File No. 2-56805
                                                                        811-2650


                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549


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                                 FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

       Pre-Effective Amendment No.                                      [_]

       Post-Effective Amendment No.  34                                 [X]
                                     --

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

       Amendment No.  26                                                [X]
                      --


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                      SELIGMAN CASH MANAGEMENT FUND, INC.
              (Exact name of registrant as specified in charter)


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                  100 PARK AVENUE, NEW YORK, NEW YORK  10017
                   (Address of principal executive offices)


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                Registrant's Telephone Number:  212-850-1864 or
                           Toll Free:  800-221-2450


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                           THOMAS G. ROSE, Treasurer
                                100 Park Avenue
                           New York, New York  10017
                    (Name and address of agent for service)

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It is proposed that this filing will become effective (check appropriate box):

[_] immediately upon filing pursuant to     [_] on (date) pursuant to
    paragraph (b)                               paragraph (a)(1)

[X] on May 28, 1999 pursuant to paragraph   [_] 75 days after filing pursuant to
    (b)                                         paragraph (a)(2)

[_] 60 days after filing pursuant to        [_] on (date) pursuant to paragraph
    paragraph (a)(1)                            (a)(2) of rule 485.


If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       SELIGMAN
---------------
Cash Management
     Fund, Inc.


                             [PHOTO APPEARS HERE]


                                  PROSPECTUS

                                 JUNE 1, 1999

                                A Money Market

                            Mutual Fund Seeking to

                            Preserve Capital and to

                            Maximize Liquidity and

                                Current Income


                                  managed by

                              [LOGO APPEARS HERE]

                            J. & W. SELIGMAN & CO.
                                 INCORPORATED
                               ESTABLISHED 1864



The Securities and Exchange Commission has neither approved nor disapproved this Fund, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in this Fund or any other fund cannot provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described herein, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. We recommend that you consult your financial advisor to determine if this Fund is suitable for you.

TXCMI 6/99

Table of Contents

The Fund

        Investment Objective/Principal Strategies    1
        Principal Risks    2
        Past Performance    3
        Fees and Expenses   4
        Management    5
        Year 2000    6

Shareholder Information

        Deciding Which Class of Shares to Buy    7
        Pricing of Fund Shares    9
        Opening Your Account    9
        How to Buy Additional Shares    10
        How to Exchange Shares Among
           the Seligman Mutual Funds    10
        How to Sell Shares    11
        Important Policies That May Affect
           Your Account    12
        Dividend Distributions    13
        Taxes    13
        The Seligman Mutual Funds    14

Financial Highlights    15

How to Contact Us    17

For More Information    back cover


TIMES CHANGE ... VALUES ENDURE

The Fund

Investment Objective/Principal Strategies


The Fund's objectives are to preserve capital and to maximize liquidity and current income.

The Fund uses the following principal strategies to seek its objectives:

The Fund invests in US dollar-denominated high-quality money market instruments. Such instruments include obligations of the US Treasury, its agencies or instrumentalities, obligations of domestic and foreign banks (such as certificates of deposit and fixed time deposits), commercial paper and short-term corporate debt securities, and repurchase agreements with respect to these types of instruments.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a US dollar-weighted average portfolio maturity of 90 days or less.

In seeking to maintain a constant net asset value of $1.00, the Fund will limit its investments to securities that, in accordance with guidelines approved by the Fund's Board of Directors, present minimal credit risk. Accordingly, the Fund will only purchase US Government securities, or securities rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (such as Moody's Investors Service, Inc. (Moody's) or Standard and Poor's Rating Service (S&P)), or if not so rated, determined to be of comparable quality.

Determination of quality is made at the time of investment, in accordance with procedures approved by the Fund's Board of Directors. The investment manager continuously monitors the quality of the Fund's investments. If the quality of an investment declines, the Fund may, in certain limited circumstances, continue to hold it.

Currently, the Fund invests only in US Government securities and in securities that are rated in the top category by Moody's and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second rating category by two rating organizations. The Fund may not invest more than the greater of 1% of its total assets or $1,000,000 in any one security in the second rating category.

The Fund may change its principal strategies if the Fund's Board of Directors believes doing so is consistent with the Fund's investment objectives. The Fund's objectives may be changed only with shareholder approval.

As with any mutual fund, the Fund may not achieve its investment objectives.

Principal Risks

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Yield and total return of the Fund will fluctuate with fluctuations in the yields of the securities held by the Fund. In periods of declining interest rates, the yields of the securities held by the Fund will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the yields of securities held by the Fund will tend to be lower than market rates. Additionally, when interest rates are falling, the inflow of new money to the Fund from sales of its shares will likely be invested in securities producing lower yields than the balance of the Fund's assets, reducing the current yield of the Fund. In periods of rising interest rates, the opposite may be true.

Repurchase agreements in which the Fund invests could involve certain risks in the event of default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in the value of the underlying securities and loss of interest.

Investments in foreign banks and foreign branches of US banks involve certain risks not generally associated with investments in US banks. While US banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, these requirements and regulations may not apply to foreign banks or foreign branches of US banks. Investments in foreign banks or foreign branches may also be subject to other risks, including political or economic developments, the seizure or nationalization of foreign deposits and the establishments of exchange controls or other restrictions.

Past Performance

The Fund offers four Classes of shares. The information in the bar chart provides some indication of the risks of investing in the Fund by showing how the performance of Class A shares has varied year to year. Class C is a new Class of shares, effective June 1, 1999, so no performance information is available.

The following performance information is designed to assist you in comparing the returns of the Fund with the returns of other mutual funds. How the Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary between each Class of shares due to the different fees and expenses of each Class.

The average annual total returns presented in the table below reflect the effect of any applicable sales charges. Both the bar chart and the table assume that all dividends were reinvested.

                  [THE FOLLOWING IS REPRESENTED BY A GRAPH]

                         Class A Annual Total Returns


8.76%   7.53%   5.53%   3.10%   2.40%   3.46%   5.18%   4.71%   4.80%   4.59%

1989    1990    1991    1992    1993    1994    1995    1996    1997    1998


              Best quarter return: 2.27% - quarter ended 6/30/89
              Worst quarter return: 0.58% - quarter ended 3/31/93


             Average Annual Total Returns - Periods Ended 12/31/98

                                      CLASS B   CLASS D
                                       SINCE     SINCE
                 ONE   FIVE    TEN   INCEPTION INCEPTION
                YEAR   YEARS  YEARS   4/22/96   5/3/93
                -----  -----  -----  --------- ---------
       Class A   4.62% 4.55%  4.99%     --        --
       Class B  -1.41   n/a    n/a     2.59%      --
       Class D   2.59  3.49    n/a      --       3.13%


   The Fund's Class A shares' 7-day yield as of December 31, 1998 was 3.78%.

     To obtain the Fund's current 7-day yield, you may call (800) 622-4597.

Fees and Expenses

The table below summarizes the fees and expenses that you may pay as a shareholder of the Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing 12b-1 fees. Shareholder fees are charged directly to you. Annual fund operating expenses are deducted from Fund assets and are therefore paid indirectly by you and other shareholders of the Fund.

Shareholder Fees                             Class A     Class B Class C Class D
----------------                             -------     ------- ------- -------
Maximum Sales Charge (Load) on Purchases
 (as a % of offering price).................  none         none    none    none
Maximum Contingent Deferred Sales Charge
 (Load) (CDSC) on Redemptions
 (as a % of original purchase price or
 current net asset value,
 whichever is less).........................  none(/1/)      5%      1%      1%
Annual Fund Operating Expenses for 1998
---------------------------------------
(as a percentage of average net assets)
Management Fees (/2/).......................  .40%         .40%    .40%    .40%
Distribution and/or Service (12b-1) Fees....     0(/3/)   1.00%   1.00%   1.00%
Other Expenses..............................  .31%         .31%    .31%    .31%
                                              ----        -----   -----   -----
Total Annual Fund Operating Expenses........  .71%        1.71%   1.71%   1.71%
                                              ====        =====   =====   =====

(/1/) If your Class A shares were acquired by an exchange of shares from another Seligman mutual fund on which you did not pay an initial sales charge due to the size of your purchase, your shares will be subject to a 1% CDSC if sold within 18 months of when you originally purchased the shares of the other fund.
(/2/) Effective January 25, 1999, Seligman has agreed to reduce its management fee temporarily by .10% of the Fund's average daily net assets. The table does not reflect this reduction.
(/3/) Class A shares are subject to a service fee of .25%; however, the fee will not be charged at least through April 30, 2000.

                               Example

                               This example is intended to help you compare the
 Management Fees:              expenses of investing in the Fund with the
 Fees paid out of Fund         expenses of investing in other mutual funds. It
 assets to the                 assumes (1) you invest $10,000 in the Fund for
 investment manager to         each period and then sell all of your shares at
 compensate it for             the end of that period, (2) your investment has
 managing the Fund.            a 5% return each year, and (3) the Fund's
                               operating expenses remain the same. Although
 12b-1 Fees:                   your actual expenses may be higher or lower,
 Fees paid by each             based on these assumptions your expenses would
 Class, pursuant to a          be:
 plan adopted by the
 Fund under Rule 12b-1
 of the Investment
 Company Act of 1940.
 The plan allows each                    1 Year 3 Years 5 Years 10 Years
 Class to pay                            ------ ------- ------- --------
 distribution and/or
 service fees for the           Class A   $ 73   $227    $ 395   $ 883
 sale and distribution          Class B    674    839    1,128   1,754+
 of its shares and for          Class C    372    633    1,019   2,099
 providing services to          Class D    274    539      928   2,019
 shareholders.

 Other Expenses:               If you did not sell your shares at the end of
                               each period, your expenses would be:
 Miscellaneous expenses
 of running the Fund,
 including such things
 as transfer agency,                    1 Year 3 Years 5 Years 10 Years
 registration, custody,                 ------ ------- ------- --------
 and auditing and legal
 fees.                         Class A   $ 73   $227     $395   $ 883
                               Class B    174    539      928   1,754+
                               Class C    272    633    1,019   2,099
                               Class D    174    539      928   2,019

                               + Class B shares will automatically convert to
                                 Class A shares after eight years.

Management

The Fund's Board of Directors provides broad supervision over the affairs of the Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of the Fund. Seligman manages the investment of the Fund's assets, including making purchases and sales of portfolio securities consistent with the Fund's investment objective and strategies, and administers the Fund's business and other affairs.

Established in 1864, Seligman currently serves as manager to 18 US registered investment companies, which offer more than 50 investment portfolios with approximately $21.5 billion in assets as of April 30, 1999. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at April 30, 1999, of approximately $10.2 billion.

The Fund pays Seligman a fee for its management services. The fee rate equals a percentage of the daily net assets of the Fund. The rate is calculated on a sliding scale of 0.45% to 0.375% based on the average daily net assets of all U.S. registered investment companies managed by Seligman. For the year ended December 31, 1998, the management fee paid by the Fund to Seligman was equal to an annual rate of .40% of the Fund's average daily net assets.

  Affiliates of Seligman:

  Seligman Advisors, Inc.:
  The Fund's general
  distributor; responsible
  for accepting orders for
  purchases and sales of Fund
  shares.

  Seligman Services, Inc.:
  A limited purpose
  broker/dealer; acts as the
  broker/dealer of record for
  shareholder accounts that
  do not have a designated
  broker or financial
  advisor.

  Seligman Data Corp. (SDC):
  The Fund's shareholder
  service agent; provides
  shareholder account
  services to the Fund at
  cost.

Year 2000

As the millennium approaches, mutual funds, financial and business organizations, and individuals could be adversely affected if their computer systems do not properly process and calculate date-related information and data on and after January 1, 2000. Like other mutual funds, the Fund relies upon service providers and their computer systems for its day-to-day operations. Many of the Fund's service providers in turn depend upon computer systems of their vendors. Seligman and SDC have established a year 2000 project team. The team's purpose is to assess the state of readiness of Seligman and SDC and the Fund's other service providers and vendors. The team is comprised of several information technology and business professionals as well as outside consultants. The Project Manager of the team reports directly to the Administrative Committee of Seligman. The Project Manager and other members of the team also report to the Board of Directors of the Fund and its Audit Committee.

The team has identified the service providers and vendors who furnish critical services or software systems to the Fund, including securities firms that execute portfolio transactions for the Fund and firms responsible for shareholder account recordkeeping. The team is working with these critical service providers and vendors to evaluate the impact year 2000 issues may have on their ability to provide uninterrupted services to the Fund. The team will assess the feasibility of their year 2000 plans. The team has made progress on its year 2000 contingency plans - recovery efforts the team will employ in the event that year 2000 issues adversely affect the Fund. The team anticipates finalizing these plans in the near future.

The Fund anticipates the team will implement all significant components of the team's year 2000 plans by mid-1999, including appropriate testing of critical systems and receipt of satisfactory assurances from critical service providers and vendors regarding their year 2000 compliance. The Fund believes that the critical systems on which it relies will function properly on and after the year 2000, but this is not guaranteed. If these systems do not function properly, or the Fund's critical service providers are not successful in implementing their year 2000 plans, the Fund's operations may be adversely affected, including pricing, securities trading and settlement, and the provision of shareholder services.

In addition, the Fund may hold securities of issuers whose underlying business leaves them susceptible to year 2000 issues. The Fund may also hold securities issued by governmental or quasi-governmental issuers, which, like other organizations, are also susceptible to year 2000 concerns. Year 2000 issues may affect an issuer's operations, creditworthiness, and ability to make timely payment on any indebtedness and could have an adverse impact on the value of its securities. If the Fund holds these securities, the Fund's performance could be negatively affected. Seligman seeks to identify an issuer's state of year 2000 readiness as part of the research it employs. However, the perception of an issuer's year 2000 preparedness is only one of the many factors considered in determining whether to buy, sell, or continue to hold a security. Information provided by issuers concerning their state of readiness may or may not be accurate or readily available. Further, the Fund may be adversely affected if the domestic or foreign exchanges, markets, depositories, clearing agencies, or governments or third parties responsible for infrastructure needs do not address their year 2000 issues in a satisfactory manner.

SDC has informed the Fund that it does not expect the cost of its services to increase materially as a result of the modifications to its computer systems necessary to prepare for the year 2000. The Fund will not pay to remediate the systems of Seligman or bear directly the costs to remediate the systems of any other service providers or vendors, other than SDC.

Shareholder Information

Deciding Which Class of Shares to Buy

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. You may purchase Class B, Class C or Class D shares of the Fund only by exchanging shares of the same class of another Seligman mutual fund or through your broker or financial advisor to facilitate periodic investments in the same class of shares of other Seligman mutual funds.

When deciding which Class of shares to purchase, you should consider, among other things:
  . If you would like to participate in a periodic investment program.
  . How long you plan to remain invested in the Fund, or another Seligman mutual fund.
  . Whether you may be eligible for reduced or no sales charges when you sell shares of the Fund.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.

Class A

  . No initial sales charge on purchases. You will be subject to an initial sales charge when you exchange Class A shares of the Fund for Class A shares of another Seligman mutual fund.

  . Annual 12b-1 fee (for shareholder services) of up to 0.25%. This fee is currently not being charged through April 30, 2000.

  . A 1% CDSC when you sell Class A shares that were acquired by exchange of Class A shares of another Seligman mutual fund purchased within the past 18 months at net asset value due to the size of the purchase.

Class B
  .No initial sales charge on purchases.

  . A declining CDSC on shares sold within 6 years of purchase:

  Years Since Purchase                   CDSC Your purchase of Class B
  --------------------                   ---- shares must be for less than
                                              $250,000, because if you
   Less than 1 year                        5% invest $250,000 or more, you
   1 year or more but less than 2 years    4  will pay less in fees and
   2 years or more but less than 3            charges if you buy another
    years                                  3  Class of shares.
   3 years or more but less than 4
    years                                  3
   4 years or more but less than 5
    years                                  2
   5 years or more but less than 6
    years                                  1
   6 years or more                         0

  .Annual 12b-1 fee (for distribution and shareholder services) of 1.00%. .Automatic conversion to Class A shares after eight years, resulting in lower ongoing 12b-1 fees.

  .No CDSC when you sell shares purchased with reinvested dividends.

Class C

  . No initial sales charge on purchases. You will be subject to an initial sales charge when you exchange Class C shares of the Fund for Class C shares of another Seligman mutual fund.

  . No CDSC on shares purchased through your broker or financial advisor. 1%
    CDSC when you sell Class C shares of the Fund that you acquired by exchange of Class C shares of another fund if the sale occurs within 18 months of your original purchase.

  . Annual 12b-1 fee (for distribution and shareholder services) of up to
    1.00%.
  . No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

  . No CDSC when you sell shares purchased with reinvested dividends.

Class D*
  . No initial sales charge on purchases.
  . A 1% CDSC on shares sold within one year of purchase.
  . Annual 12b-1 fee (for distribution and shareholder services) of 1.00%. . No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

  . No CDSC when you sell shares purchased with reinvested dividends.

  * Class D shares are not available to all investors. Beginning June 1, 1999, you may purchase Class D shares only if (1) you already own Class D shares of the Fund or another Seligman mutual fund. (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.

Because the Fund's 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Fund's Board of Directors believes that no conflict of interest currently exists between the Fund's Class A, Class B, Class C, and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and Maryland law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated

To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of the Fund to buy the same class of shares of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell Class A, Class B or Class D shares that you acquired by exchanging shares of the Fund, it will be assumed that you held the shares since the date you purchased the shares of the Fund. When you sell Class C shares that you acquired by exchanging Class C shares of the Fund, it will be assumed that you held the shares since the date you purchased shares of the other fund.

Pricing of Fund Shares

When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.

                       If your buy or sell order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

                       The NAV of the Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading.

The Fund seeks to maintain a constant NAV of $1.00 per share. In an effort to maintain a stable net asset value, the Fund uses the amortized cost method of valuing its securities.

Opening Your Account

The Fund's shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy--Class D."

To make your initial investment in the Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

    . Regular (non-retirement) accounts:$1,000

    . For accounts opened concurrently with Invest-A-Check(R):
    $100 to open if you will be making monthly investments
    $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account. Send your request and a check for the fee to SDC.

   If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account. This will prevent you from having to complete a supplemental election form which may require a signature guarantee at a later date.

 NAV:
 Computed
 separately for
 each Class by
 dividing that
 Class's share of
 the net assets of
 the Fund (i.e.,
 its assets less
 liabilities) by
 the total number
 of outstanding
 shares of the
 Class.

 You may buy shares of the
 Fund for all types of tax-
 deferred retirement plans.
 Contact Retirement Plan
 Services at the address or
 phone number listed on the
 inside back cover of this
 prospectus for information
 and to receive the proper
 forms.

How to Buy Additional Shares

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent investments must be for $100 or more.
Shares may be purchased through your authorized financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:
      Seligman Data Corp.
      P.O. Box 9766
      Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check(R). You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.

Automatic Dollar-Cost-Averaging. If you have at least $5,000 in the Fund, you may exchange uncertificated shares of the Fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares of the Fund and you never paid an initial sales charge on the shares, you may pay an initial sales charge at the time of the exchange.

Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of the Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name, and Class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS, or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon MatrixSM. (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.

Seligman Harvester. If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses, and establishing a prudent withdrawal schedule. Contact your financial advisor for more information.
How to Exchange Shares Among the Seligman Mutual Funds

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. An initial sales charge will be imposed when you exchange Class A or Class C shares of the Fund for the same Class of shares of another Seligman mutual fund. You may be entitled to a reduced sales charge on such exchanges in certain circumstances. Contact your financial advisor for more information.

Only your dividend distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's minimum initial investment.

See "The Seligman Mutual Funds" for a list of the funds available for exchange. Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

How to Sell Shares
The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

If you elect the Expedited Redemption Service on your account application, you may sell Fund shares by phone or written request without a signature guarantee and have the proceeds wired to your designated bank account. If the proceeds are less than $1,000 (or at your option, for any amount), a check will be mailed to your address of record.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

As an additional measure to protect you and the Fund, SDC may confirm written redemption requests that are (1) for $25,000 or more, or (2) directed to be paid to an alternate payee or sent to an address other than the address of record, with you or your financial advisor by telephone before sending you your money. This will not affect the date on which your redemption request is actually processed.

You will need to guarantee your signature(s) if the proceeds are:
  (1) $50,000 or more;
  (2) to be paid to someone other than all account owners; or
  (3) mailed to other than your address of record.


   Signature Guarantee:
   Protects you and the Fund
   from fraud. It guarantees
   that a signature is genuine.
   A guarantee must be obtained
   from an eligible financial
   institution. Notarization by
   a notary public is not an
   acceptable guarantee.


If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

You may need to provide additional documents to sell Fund shares if you are:
 .a corporation;
 .an executor or administrator;
 .a trustee or custodian; or
 .in a retirement plan.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account services to sell Fund shares:

Systematic Withdrawal Plan. If you have at least $5,000 in the Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you initially bought $1,000,000 or more of Class A shares of another Seligman mutual fund without an initial sales charge and exchanged into Class A shares of the Fund your withdrawals may be subject to a 1% CDSC if they occur within 18 months of the original purchase. If you own Class B shares, Class C shares acquired by exchange, or Class D shares and reinvest your dividend distributions, you may withdraw 12%, 10%, or 10%, respectively, of the value of your Fund account (at the time of election) annually without a CDSC.

Check Redemption Service. If you have $2,000 in the Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application, or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, or if you own Class B shares, check redemptions may be subject to a CDSC. If you own Class D or Class C shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

Important Policies That May Affect Your Account

To protect you and other shareholders, the Fund reserves the right to:

 . Refuse an exchange request if:

   1. you have exchanged twice from the same fund in any three-month period;

   2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of the Fund's net assets; or

   3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

 . Refuse any request to buy Fund shares;

 . Reject any request received by telephone;

 . Suspend or terminate telephone services;

 . Reject a signature guarantee that SDC believes may be fraudulent;

 . Close your fund account if its value falls below $500;

 . Close your account if it does not have a certified taxpayer identification number.

Telephone Services

You and your broker/dealer or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:

 . Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

 . Exchange shares between funds;

 . Change dividend distribution options;

 . Change your address;

 . Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

 . Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;

 . Corporations may not sell Fund shares by phone;

 . IRAs may only exchange Fund shares or request address changes by phone;

 . Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.

You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor representative may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.

During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of Fund shares. In this case, you may need to write, and it may take longer for your request to be processed.

The Fund and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege

If you sell shares and pay a CDSC, you may, within 120 calendar days, use all or a part of the proceeds to buy shares of another Seligman mutual fund (reinstate your investment) and be entitled to a credit for the applicable CDSC paid. If you sell Class A or Class C shares of the Fund that were owned as a result of an exchange of shares from another Seligman mutual fund on which an initial sales charge was paid you will be eligible to use part or all of the proceeds to buy shares of another Seligman mutual fund without paying an initial sales charge. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

Dividend Distributions

The Fund declares as a dividend substantially all of its net investment income each day that the New York Stock Exchange is open for business.

                         You may elect to:


                         (1) reinvest dividends in shares; or

 Dividend:               (2) receive dividends in cash.

 A payment by a          Your dividends will be reinvested if you do not
 mutual fund,            instruct otherwise or if you own Fund shares in a
 usually derived         Seligman tax-deferred retirement plan.
 from the fund's
 net investment
 income
 (dividends and
 interest earned
 on portfolio
 securities less
 expenses).

                         If you want to change your election, you may write SDC at the address listed on the back cover of this prospectus, or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend.


                         Cash dividends will be sent by check to your address
 Ex-dividend Date:       of record or, if you have current ACH bank information
 The day on              on file, directly deposited into your predesignated
 which any               bank account within 3-4 business days from the payable
 declared                date.
 distributions
 (dividends or
 capital gains)
 are deducted
 from a fund's
 assets before
 it calculates
 its NAV.

                         Dividend distributions are reinvested to buy additional Fund shares on the payable date using the NAV of the ex-dividend date.

                         Dividends on Class B, Class C, and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees.

Taxes

The tax treatment of dividend distributions is the same whether you take them in cash or reinvest them to buy additional Fund shares. Tax-deferred retirement plans are not taxed currently on dividends.

Dividends paid by the Fund are taxable to you as ordinary income. An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

The Seligman Mutual Funds

Equity

Specialty
--------------------------------------------------------------------------------
Seligman Communications and
Information Fund

Seeks capital appreciation by investing in companies operating in all aspects of the communications, information, and related industries.

Seligman Henderson Global Technology Fund

Seeks long-term capital appreciation by investing primarily in global securities (US and non-US) of companies in the technology and technology-related industries.

Seligman Henderson Emerging Markets Growth Fund

Seeks long-term capital appreciation by investing primarily in equity securities of companies in emerging markets.

Small Company
--------------------------------------------------------------------------------
Seligman Frontier Fund

Seeks growth of capital by investing primarily in small company growth stocks.

Seligman Small-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of small companies, deemed to be "value" companies by the investment manager.

Seligman Henderson Global Smaller Companies Fund

Seeks long-term capital appreciation by investing in securities of smaller companies around the world, including the US.

Medium Company
--------------------------------------------------------------------------------
Seligman Capital Fund

Seeks capital appreciation by investing in the common stocks of companies with significant potential for growth.

Large Company
--------------------------------------------------------------------------------
Seligman Growth Fund

Seeks long-term growth of capital value and an increase in future income.

Seligman Henderson Global Growth Opportunities Fund

Seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends.

Seligman Large-Cap Value Fund

Seeks long-term capital appreciation by investing in equities of large companies, deemed to be "value" companies by the investment manager.

Seligman Common Stock Fund

Seeks favorable, but not the highest, current income and long-term growth of both income and capital, without exposing capital to undue risk.

Seligman Henderson International Fund

Seeks long-term capital appreciation by investing in securities of medium- to large-sized companies, primarily in the developed markets outside the US.

Balanced
--------------------------------------------------------------------------------
Seligman Income Fund

Seeks high current income and improvement in capital value over the long term, consistent with prudent risk of capital.

Fixed-Income

Income
--------------------------------------------------------------------------------
Seligman High-Yield Bond Fund

Seeks to maximize current income by investing in a diversified portfolio of high-yielding, high-risk corporate bonds, commonly referred to as "junk bonds."

Seligman U.S. Government Securities Fund

Seeks high current income primarily by investing in a diversified portfolio of securities guaranteed by the US government, its agencies, or instrumentalities, which have maturities greater than one year.

Municipal
--------------------------------------------------------------------------------
Seligman Municipal Funds:
National Fund

Seeks maximum income, exempt from regular federal income taxes.

State-specific funds:*

Seek to maximize income exempt from regular federal income taxes and from regular income taxes in the designated state.

 California                     Louisiana                                       New Jersey
 .High-Yield                    Maryland                                        New York
 .Quality                       Massachusetts                                   North Carolina
 Colorado                       Michigan                                        Ohio
 Florida                        Minnesota                                       Oregon
 Georgia                        Missouri                                        Pennsylvania
                                                                                South Carolina

* A small portion of income may be subject to state taxes.

Money Market
--------------------------------------------------------------------------------
Seligman Cash Management Fund

Seeks to preserve capital and to maximize liquidity and current income, by investing only in high-quality money market securities having a maturity of 90 days or less. The fund seeks to maintain a constant net asset value of $1.00 per share.

Financial Highlights

The tables below are intended to help you understand the financial performance of the Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Class C is a new Class, effective June 1, 1999, so financial highlights are not available. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information. Their report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.

CLASS A

                                        Year ended December 31,
                              ------------------------------------------------
                                1998      1997      1996      1995      1994
                              --------  --------  --------  --------  --------
Per Share Data:*
Net asset value, beginning
 of period..................    $1.000    $1.000    $1.000    $1.000    $1.000
                                ------    ------    ------    ------    ------
Income from investment
 operations:
 Net investment income .....     0.045     0.047     0.046     0.051     0.034
                                 -----     -----     -----     -----     -----
 Total from investment
  operations................     0.045     0.047     0.046     0.051     0.034
                                 -----     -----     -----     -----     -----
Less distributions:
 Dividends (from net
  investment income)........    (0.045)   (0.047)   (0.046)   (0.051)   (0.034)
 Total distributions........    (0.045)   (0.047)   (0.046)   (0.051)   (0.034)
                                ------    ------    ------    ------    ------
Net asset value, end of
 period.....................    $1.000    $1.000    $1.000    $1.000    $1.000
                                ======    ======    ======    ======    ======
Total Return:                     4.59%     4.80%     4.71%     5.18%     3.46%
Ratios/Supplemental Data:
Net assets, end of period
 (in thousands).............  $273,427  $206,604  $208,950  $177,395  $194,406
Ratio of expenses to average
 net assets.................      0.71%     0.78%     0.79%     0.86%     0.82%
Ratio of net income to
 average net assets.........      4.50%     4.70%     4.61%     5.06%     3.41%

--------
* Per share amounts are calculated based on average shares outstanding.

                                    Year ended
                                   December 31,     4/22/96**
CLASS B                           ----------------     to
                                   1998     1997    12/31/96
                                  -------  -------  ---------
Per Share Data:*
Net asset value, beginning of
 period.........................   $1.000   $1.000    $1.000
                                   ------   ------    ------
Income from investment
 operations:
 Net investment income..........    0.035    0.037     0.025
                                    -----    -----     -----
 Total from investment
  operations....................    0.035    0.037     0.025
                                    -----    -----     -----
Less distributions:
 Dividends (from net investment
  income).......................   (0.035)  (0.037)   (0.025)
 Total distributions............   (0.035)  (0.037)   (0.025)
                                   ------   ------    ------
Net asset value, end of period..   $1.000   $1.000    $1.000
                                   ======   ======    ======
Total Return:                        3.56%    3.77%     2.44%
Ratios/Supplemental Data:
Net assets, end of period (in
 thousands).....................  $24,189  $10,858    $2,493
Ratio of expenses to average net
 assets.........................     1.71%    1.78%     1.78%+
Ratio of net income to average
 net assets.....................     3.50%    3.70%     3.58%+
                                          Year ended December 31,
CLASS D                           --------------------------------------------
                                   1998     1997      1996      1995     1994
                                   ----     ----      ----      ----     ----
Per Share Data:*
Net asset value, beginning of
 period.........................   $1.000   $1.000    $1.000    $1.000  $1.000
                                   ------   ------    ------    ------  ------
Income from investment
 operations:
 Net investment income..........    0.035    0.037     0.036     0.040   0.024
                                    -----    -----     -----     -----   -----
 Total from investment
  operations....................    0.035    0.037     0.036     0.040   0.024
                                    -----    -----     -----     -----   -----
Less distributions:
 Dividends (from net investment
  income).......................   (0.035)  (0.037)   (0.036)   (0.040) (0.024)
 Total distributions............   (0.035)  (0.037)   (0.036)   (0.040) (0.024)
                                   ------   ------    ------    ------  ------
Net asset value, end of period..   $1.000   $1.000    $1.000    $1.000  $1.000
                                   ======   ======    ======    ======  ======
Total Return:                        3.56%    3.77%     3.67%     4.08%   2.35%
Ratios/Supplemental Data:
Net assets, end of period (in
 thousands).....................  $52,243  $24,110   $22,309   $14,554  $3,458
Ratio of expenses to average net
 assets.........................     1.71%    1.78%     1.79%     1.90%   1.90%
Ratio of net income to average
 net assets.....................     3.50%    3.70%     3.61%     4.02%   2.32%
Without management fee waivers
 or expense reimbursement:***
Ratios:
 Expenses to average net
  assets........................                                         3.23%
 Net income to average net
  assets........................                                          .99%

--------------
  * Per share amounts are calculated based on average shares outstanding. ** Commencement of offering of shares.
*** For the year ended December 31, 1994, Seligman, at its discretion, reimbursed certain expenses for Class D shares.
  +  Annualized.

How to Contact Us

The Fund                Write:      Corporate Communications/
                                    Investor Relations Department
                                    J. & W. Seligman & Co. Incorporated
                                    100 Park Avenue, New York, NY 10017
                        Phone:      Toll-Free (800) 221-7844 in the US or
                                    (212) 850-1864 outside the US
                        Website:    http://www.seligman.com
Your Regular
(Non-Retirement)
Account                 Write:      Shareholder Services Department
                                    Seligman Data Corp.
                                    100 Park Avenue, New York, NY 10017
                        Phone:      Toll-Free (800) 221-2450 in the US or
                                    (212) 682-7600 outside the US
                        Website:    http://www.seligman.com
Your Retirement
Account                 Write:      Retirement Plan Services
                                    Seligman Data Corp.
                                    100 Park Avenue, New York, NY 10017
                        Phone:      Toll-Free (800) 445-1777


                24-hour telephone access is available by dialing (800) 622-4597 on a touchtone telephone. You will have instant access to price, yield, account balance, most recent transaction, and other information.

For More Information

-------------------------------------------------------------------------------
The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or (212) 682-7600 outside the US.

Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally part of) this prospectus.

Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.
-------------------------------------------------------------------------------









                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                              [LOGO APPEARS HERE]

                            J. & W. SELIGMAN & CO.
                                 INCORPORATED

                               ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (800) SEC-0330. The SAI, Annual/Semi-Annual reports and other information about the Fund are also available on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by writing: Public Reference Section of the SEC, Washington, DC 20549-6009.

SEC FILE NUMBER:  811 - 2650

                       SELIGMAN CASH MANAGEMENT FUND, INC.



                       Statement of Additional Information
                                  June 1, 1999

                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864
                       Toll Free Telephone: (800) 221-2450
      For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Cash Management Fund, Inc., dated June 1, 1999. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which you may obtain by writing or calling the Fund at the above address or telephone numbers.


The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.




                                Table of Contents

    Fund History.......................................................... 2
    Description of the Fund and its Investments and Risks................. 2
    Management of the Fund................................................ 5
    Control Persons and Principal Holders of Securities................... 9
    Investment Advisory and Other Services................................ 10
    Portfolio Transactions and other Practices............................ 15
    Capital Stock and Other Securities.................................... 16
    Purchase, Redemption, and Pricing of Shares........................... 17
    Taxation of the Fund.................................................. 21
    Underwriters.......................................................... 21
    Calculation of Yield ................................................. 22
    Financial Statements.................................................. 23
    General Information................................................... 23
    Appendix A............................................................ 24
    Appendix B............................................................ 27


TXCM1A

                                 Fund History

The Fund was incorporated under the laws of the state of Maryland on July 12, 1976.

             Description of the Fund and its Investments and Risks

Classification

The Fund is a diversified open-end management investment company, or mutual fund.

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Fund's Prospectus.

The Fund will invest only in US dollar-denominated securities having a remaining maturity of 13 months (397 days) or less and will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund will limit its investments to those securities that, in accordance with guidelines adopted by the Board of Directors, present minimal credit risks. Accordingly, the Fund will not purchase any security (other than a US Government security) unless (i) it is rated in one of the two highest rating categories assigned to short-term debt securities by at least two nationally recognized statistical rating organizations (NRSRO's) such as Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Rating Service (S&P), or (ii) if not so rated, it is determined to be of comparable quality. Determinations of the comparable quality will be made in accordance with procedures established by the Directors. These standards must be satisfied at the time an investment is made. If the quality of the investment later declines, the Fund may continue to hold the investment, subject in certain circumstances to a finding by the Board of Directors that disposing of the investment would not be in the Fund's best interest.

Presently, the Fund only invests in either US Government securities or securities that are rated in the top category by Moody's and S&P. However, the Fund is permitted to invest up to 5% of its assets in securities rated in the second highest rating category by two NRSRO's, provided that not more than the greater of 1% of its total assets or $1,000,000 are invested in any one such security. A description of the debt securities ratings appears in Appendix A.

Commercial Paper and Short-Term Corporate Debt Securities. The Fund may invest in commercial paper and short-term corporate debt securities. Commercial paper includes short-term unsecured promissory notes with maturities not exceeding nine months issued in bearer form by bank holding companies, corporations and finance companies to finance short-term credit needs. Corporate debt securities include bonds and notes issued by corporations to finance longer-term credit needs. Investments in commercial paper issued by bank holding companies will be limited at the time of investment to the 100 largest US bank holding companies in terms of assets.

Money Market Instruments. The Fund invests in high-quality money market instruments having a remaining maturity of 13 months (397 days) or less, including the following:

US Government, Agency and Instrumentality Obligations. These securities are
------------------------------------------------------
issued or guaranteed as to principal and interest by the United States government or by agencies or instrumentalities thereof and include a variety of obligations, which differ in their interest rates, maturities, and dates of issue. Some of these obligations are issued directly by the United States Treasury such as US Treasury bills, notes, and bonds; others are guaranteed by the US Treasury, such as securities issued by the Small Business Administration, the General Services Administration, and Farmers Home Administration; others are supported by the right of the issuer to borrow from the Treasury, such as securities issued by Federal Home Loan Banks; while others are supported only by the credit of the agency or instrumentality and not by the Treasury, such as securities issued by the Federal National Mortgage Association. There can be no assurance that the US Government will provide financial support to such an agency or instrumentality if it is not obligated to do so by law.

Bank Obligations. These instruments include obligations of domestic banks
-----------------
(including foreign branches) and foreign banks with maturities not exceeding 13 months (397 days) including negotiable certificates of deposit, bank notes, bankers' acceptances, fixed time deposits and commercial paper. Investments in such obligations will be limited at the time of investment to the obligations of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the obligations of the 100 largest foreign banks in terms of assets with branches or agencies in the United States.

Negotiable certificates of deposit are certificates issued against funds deposited in a bank. They are for a definite period of time, earn a specific rate of return, and are negotiable. Bankers' acceptances are short-term credit instruments primarily used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity. Fixed time deposits represent funds deposited in a bank. They are for a definite period of time and earn a specific rate of return. Fixed time deposits are made in foreign branches of domestic banks and in foreign banks. Fixed time deposits, unlike negotiable certificates of deposit, generally do not have a market and may be subject to penalties for early withdrawal of funds.

Investments in foreign banks and foreign branches of United States banks involve certain risks not generally associated with investments in domestic banks. While domestic banks and US branches of foreign banks are required to maintain certain reserves and are subject to other regulations, such requirements and regulations may not apply to foreign branches. Investments in foreign banks and branches may also be subject to other risks, including future political and economic developments, the seizure or nationalization of foreign deposits and the establishment of exchange controls or other restrictions.

Repurchase Agreements. The Fund may enter into repurchase agreements under which it acquires a money market instrument, qualified for purchase by the Fund, subject to resale at an agreed upon price and date. Such resale price reflects an agreed upon interest rate effective for the period of time the instrument is held by the Fund and is unrelated to the interest rate on the instrument. Repurchase agreements usually are for short periods, such as one week or less, but may be for longer periods. Although the Fund may enter into repurchase agreements with respect to any money market instruments qualified for purchase, such agreements generally involve US Government securities. The Fund may enter into repurchase agreements with broker/dealers and commercial banks. Repurchase agreements could involve certain risks in the event of bankruptcy or other default by the seller, including possible delays and expenses in liquidating the securities underlying the agreement, decline in value of the underlying securities and loss of interest.

The Fund will not invest more than 10% of its assets in repurchase agreements of more than one week's duration and in fixed time deposits, other than overnight deposits, subject to withdrawal penalties.

Lending of Portfolio Securities. The Fund may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value of the securities loaned is maintained by the borrower with the Fund. During the time such securities are on loan, the borrower will pay the Fund any income accruing thereon and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund will not lend more than 25% of the value of its total assets, and it is not intended that payments received on account of interest paid on securities loaned will exceed 10% of the annual gross income of the Fund without offset for realized short-term capital losses, if any. The Fund has not loaned any portfolio securities to date.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and the Fund, with the approval of the Board of Directors, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the Fund's outstanding voting securities. Under these policies, the Fund may not:

- Issue senior securities or borrow money, except from banks for temporary purposes in an amount not to exceed 5% of the value of the total assets of the Fund;

- Make loans, except loans of portfolio securities and except to the extent that the purchase of notes, bonds or other evidences of indebtedness, the entry into repurchase agreements or deposits with banks, may be considered loans;

- Mortgage or pledge any of its assets, except to the extent, up to a maximum of 5% of its total assets, necessary to secure borrowings permitted by paragraph 1;

- Underwrite the securities of other issuers; make "short" sales of securities, or purchase securities on "margin"; write or purchase put or call options;

- Invest more than 25% of the market value of its total assets in securities of issuers in any one industry, provided that the Fund reserves the right to concentrate investments in money market instruments issued by the US Government or its agencies or instrumentalities or banks or bank holding companies;

- Invest more than 5% of its gross assets (taken at market) in the securities of any one issuer, other than the US Government, its agencies or instrumentalities, or buy more than 10% of the voting securities of any one issuer, other than US Government agencies or instrumentalities;

- Buy or hold any real estate or securities of corporations or trusts whose principal business is investing in interests in real estate, or buy or hold oil or gas interests, or buy or hold any commodity or commodity contracts;

- Buy securities of any company which, with their predecessors, have been in operation less than three continuous years, provided however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded;

- Invest in securities with contractual or other restrictions on resale, except in connection with repurchase agreements;

- Deal with its directors and officers, or firms they are associated with, in the purchase or sale of securities except as broker, or purchase or hold the securities of any issuer, if to its knowledge, directors or officers of the Fund or of the Manager individually owning beneficially more than 0.5% of the securities of that other company own in the aggregate more than 5% of such securities; or

- Invest in the securities of companies for purposes of exercising control or management of such companies or in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under the Deferred Compensation Plan for Directors.

 The Fund also may not change its investment objective without shareholder approval.

Under the Investment Company Act of 1940, as amended (1940 Act), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund; or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             Management of the Fund


Board of Directors

The Board of Directors provides broad supervision over the affairs of the Fund.

Management Information

Directors and officers of the Fund, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

          Name,                                                                         Principal
        (Age) and                      Position(s) Held                            Occupation(s) During
         Address                          With Fund                                    Past 5 Years
        ----------                     ----------------                            --------------------
      William C. Morris*          Director, Chairman of the          Chairman, J. & W. Seligman & Co. Incorporated,
             (61)                 Board, Chief Executive             Chairman and Chief Executive Officer, the Seligman
                                  Officer and Chairman of the        Group of investment companies; Chairman,
                                  Executive Committee                Seligman Advisors, Inc., Seligman Services, Inc.,
                                                                     and Carbo Ceramics Inc., ceramic proppants for oil
                                                                     and gas industry; Director, Seligman Data Corp.,
                                                                     Kerr-McGee Corporation, diversified energy company;
                                                                     and Sarah Lawrence College. Formerly, Director, Daniel
                                                                     Industries Inc., manufacturer of oil and gas metering
                                                                     equipment.


        Brian T. Zino*            Director, President and            Director and President, J. & W. Seligman & Co.
             (46)                 Member of the Executive            Incorporated; President (with the exception of
                                  Committee                          Seligman Quality Municipal Fund, Inc. and
                                                                     Seligman Select Municipal Fund, Inc.) and Director
                                                                     or Trustee, the Seligman Group of investment
                                                                     companies; Chairman, Seligman Data Corp.;
                                                                     Member of the Board of Governors of the
                                                                     Investment Company Institute; and Director, ICI
                                                                     Mutual Insurance Company, Seligman Advisors,
                                                                     Inc., and Seligman Services, Inc.


           Name,                                                                         Principal
        (Age) and                      Position(s) Held                            Occupation(s) During
         Address                          With Fund                                    Past 5 Years
        ----------                     ----------------                            --------------------

        John R. Galvin                        Director               Dean, Fletcher School of Law and Diplomacy at
             (69)                                                    Tufts University; Director or Trustee, the Seligman
       Tufts University                                              Group of investment companies; Chairman
        Packard Avenue,                                              Emeritus, American Council on Germany; a
       Medford, MA 02155                                             Governor of the Center for Creative Leadership;
                                                                     Director; Raytheon Co., electronics; National
                                                                     Defense University; and the Institute for Defense
                                                                     Analyses.  Formerly, Director, USLIFE Corporation;
                                                                     Ambassador, U.S. State Department for negotiations
                                                                     in Bosnia; Distinguished Policy Analyst at Ohio
                                                                     State University and Olin Distinguished Professor of
                                                                     National Security Studies at the United States
                                                                     Military Academy.  From June 1987 to June 1992,
                                                                     he was the Supreme Allied Commander, Europe and
                                                                     the Commander-in-Chief, United States European
                                                                     Command.

       Alice S. Ilchman                       Director               Retired President, Sarah Lawrence College; Director
             (64)                                                    or Trustee, the Seligman Group of investment
      18 Highland Circle,                                            companies; Trustee, the Committee for Economic
     Bronxville, NY 10708                                            Development; and Chairman, The Rockefeller
                                                                     Foundation, charitable foundation. Formerly, Trustee, The
                                                                     Markle Foundation, philanthropic organization; and Director,
                                                                     New York Telephone Company; and International Research and
                                                                     Exchange Board, intellectual exchanges.


      Frank A. McPherson                      Director               Retired Chairman and Chief Executive Officer of
             (66)                                                    Kerr-McGee Corporation; Director or Trustee, the
        2601 Northwest                                               Seligman Group of investment companies; Director,
    Expressway, Suite 805E                                           Kimberly-Clark Corporation, consumer products;
    Oklahoma City, OK 73112                                          Bank of Oklahoma Holding Company; Baptist
                                                                     Medical Center; Oklahoma Chapter of the Nature Conservancy;
                                                                     Oklahoma Medical Research Foundation; and National Boys and
                                                                     Girls Clubs of America; and Member of the Business Roundtable
                                                                     and National Petroleum Council. Formerly, Chairman, Oklahoma
                                                                     City Public Schools Foundation; and Director, Federal Reserve
                                                                     System's Kansas City Reserve Bank and the Oklahoma City Chamber
                                                                     of Commerce.


           Name,                                                                         Principal
        (Age) and                      Position(s) Held                            Occupation(s) During
         Address                          With Fund                                    Past 5 Years
        ----------                     ----------------                            --------------------

         John E. Merow                        Director               Retired Chairman and Senior Partner, Sullivan &
             (69)                                                    Cromwell, law firm; Director or Trustee, the
       125 Broad Street,                                             Seligman Group of investment companies; Director,
      New York, NY 10004                                             Commonwealth Industries, Inc., manufacturers of
                                                                     aluminum sheet products; the Foreign Policy Association;
                                                                     Municipal Art Society of New York; the U.S. Council for
                                                                     International Business; and New York Presbyterian Hospital;
                                                                     Chairman, American Australian Association; and New York
                                                                     Presbyterian Healthcare Network, Inc.; Vice-Chairman, the U.S.-
                                                                     New Zealand Council; and Member of the American Law Institute
                                                                     and Council on Foreign Relations.

        Betsy S. Michel                       Director               Attorney; Director or Trustee, the Seligman Group
             (56)                                                    of investment companies; Trustee, The Geraldine R.
         P.O. Box 449,                                               Dodge Foundation, charitable foundation; and
      Gladstone, NJ 07934                                            Chairman of the Board of Trustees of St. George's
                                                                     School (Newport, RI).  Formerly, Director, the
                                                                     National Association of Independent Schools
                                                                     (Washington, DC).

        James C. Pitney                       Director               Retired Partner, Pitney, Hardin, Kipp & Szuch, law
             (72)                                                    firm; Director or Trustee, the Seligman Group of
     Park Avenue at Morris                                           investment companies.  Formerly, Director, Public
    County, P.O. Box 1945,                                           Service Enterprise Group, public utility.
     Morristown, NJ 07962



       James Q. Riordan                       Director               Director or Trustee, the Seligman Group of
             (71)                                                    investment companies; Director, The Houston
       675 Third Avenue,                                             Exploration Company; The Brooklyn Museum,
          Suite 3004                                                 KeySpan Energy Corporation; and Public
      New York, NY 10017                                             Broadcasting Service; and Trustee, the Committee
                                                                     for Economic Development.  Formerly, Co-
                                                                     Chairman of the Policy Council of the Tax
                                                                     Foundation; Director, Tesoro Petroleum Companies,
                                                                     Inc. and Dow Jones & Company, Inc.; Director and
                                                                     President, Bekaert Corporation; and Co-Chairman,
                                                                     Mobil Corporation.


       Robert L. Shafer                       Director               Retired Vice President, Pfizer Inc.; Director or
             (66)                                                    Trustee, the Seligman Group of investment
     96 Evergreen Avenue,                                            companies.  Formerly, Director, USLIFE
         Rye, NY 10580                                               Corporation.



           Name,                                                                         Principal
        (Age) and                      Position(s) Held                            Occupation(s) During
         Address                          With Fund                                    Past 5 Years
        ----------                     ----------------                            --------------------

       James N. Whitson                       Director               Director and Consultant, Sammons Enterprises, Inc.;
             (64)                                                    Director or Trustee, the Seligman Group of
    6606 Forestshire Drive,                                          investment companies; Director, C-SPAN and Dallas,
       TX 75230                                                      CommScope, Inc., manufacturer of coaxial cables.
                                                                     Formerly, Executive Vice President, Chief Operating Officer,
                                                                     Sammons Enterprises, Inc.; and Director, Red Man Pipe and
                                                                     Supply Company, piping and other materials.

        Gary S. Zeltzer             Vice President and Portfolio     Senior Vice President, J. & W. Seligman & Co.
             (47)                  Manager                           Incorporated; Vice President and Portfolio Manager,
                                                                     two other open-end investment companies in the
                                                                     Seligman Group of investment companies.

       Lawrence P. Vogel                   Vice President            Senior Vice President, Finance, J. & W. Seligman &
             (42)                                                    Co. Incorporated, Seligman Advisors, Inc., and
                                                                     Seligman Data Corp.; Vice President, the Seligman Group of
                                                                     investment companies, and Seligman Services, Inc.; Vice
                                                                     President and Treasurer, Seligman International, Inc.; and
                                                                     Treasurer, Seligman Henderson Co.

        Frank J. Nasta                       Secretary               General Counsel, Senior Vice President, Law and
             (34)                                                    Regulation and Corporate Secretary, J. & W.
                                                                     Seligman & Co. Incorporated; Secretary, the
                                                                     Seligman Group of investment companies, Seligman
                                                                     Advisors, Inc., Seligman Henderson Co., Seligman
                                                                     Services, Inc., Seligman International, Inc. and
                                                                     Seligman Data Corp.

        Thomas G. Rose                       Treasurer               Treasurer, the Seligman Group of investment
             (41)                                                    companies and Seligman Data Corp.


The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available, and to elect or appoint officers of the Fund to serve until the next meeting of the Board.

Directors and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                              Pension or              Total Compensation
                                          Aggregate       Retirement Benefits            from Fund and
Name and                                Compensation       Accrued as Part of         Fund Complex Paid
Position with Fund                       from Fund (1)        Fund Expenses            to Directors (1)(2)
------------------                       -------------        -------------            ------------------
William C. Morris, Director and Chairman      N/A                  N/A                         N/A
Brian T. Zino, Director and President         N/A                  N/A                         N/A
John R. Galvin, Director                   $929.00                 N/A                       $79,000
Alice S. Ilchman, Director                  867.77                 N/A                        73,000
Frank A. McPherson, Director                929.00                 N/A                        79,000
John E. Merow, Director                     908.59                 N/A                        77,000
Betsy S. Michel, Director                   929.00                 N/A                        79,000
James C. Pitney, Director                   888.18                 N/A                        75,000
James Q. Riordan, Director                  888.18                 N/A                        75,000
Robert L. Shafer, Director                  888.18                 N/A                        75,000
James N. Whitson, Director                  929.00(d)              N/A                        79,000(d)

_________________________
(1) For the Fund's year ended December 31, 1998. Effective January 16, 1998, the per meeting fee for Directors was increased by $1,000, which is allocated among all Funds in the Fund Complex.
(2) The Seligman Group of investment companies consists of eighteen investment companies.
 (d) Deferred.

The Fund has a compensation arrangement under which outside directors may elect to defer receiving their fees. The Fund has adopted a Deferred Compensation Plan under which a director who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury bills, or (2) the rate of return on the shares of any of the investment companies advised by J. & W. Seligman & Co. Incorporated, as designated by the director. The cost of such fees and earnings is included in directors' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of December 31, 1998 was $15,280.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation (including earnings) in the amounts of $70,022 and $55,775, respectively, as of December 31, 1998.

The Fund will purchase shares of the Seligman Group of investment companies to hedge its obligations in connection with the Fund's Deferred Compensation Plan.


              Control Persons and Principal Holders of Securities

Control Persons

As of May 14, 1999, there was no person or persons who controlled the Fund, either through a significant ownership of shares or any other means of control.

Principal Holders

As of May 14, 1999, there were no shareholders who owned more than 5% of the Fund's Class A or Class B capital stock then outstanding. The following entities owned the stated percentages of the Fund's Class D capital stock then outstanding as of May 14, 1999:

         5.21% - CIBC Oppenheimer Corp. for the benefit of 033-93014-18, P.O.
               Box 3484, Church Street Station, New York, NY 10008-8484

         5.31% - CIBC Oppenheimer Corp. for the benefit of 033-34657-14, P.O.
              Box 3484, Church Street Station, New York, NY 10008-8484



Management Ownership


Directors and officers of the Fund as a group owned directly or indirectly 7,016,585 Class A shares or 1.96% of the Fund's Class A capital stock as of May 14, 1999. As of the same date, no Directors or officers owned shares of the Fund's Class B or Class D capital stock.


                    Investment Advisory and Other Services

Investment Manager

J. & W. Seligman & Co. Incorporated (Seligman) manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. On December 29, 1988, a majority of the outstanding voting securities of Seligman was purchased by Mr. William C. Morris and a simultaneous recapitalization of Seligman occurred. See Appendix B for further history of Seligman.

All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.

As compensation for the services performed and the facilities and personnel provided by Seligman, the Fund pays to Seligman promptly after the end of each month a fee, calculated on each day during such month, equal to the Applicable Percentage of the daily net assets of the Fund at the close of business on the previous business day. For this purpose, the term "Applicable Percentage" means the amount (expressed as a percentage and rounded to the nearest one millionth of one percent) obtained by dividing (i) the Fee Amount by (ii) the Fee Base. The term "Fee Amount" means the sum on an annual basis of:

         .45 of 1% of the first $4 billion of Fee Base, .425 of 1% of the next $2 billion of Fee Base, .40 of 1% of the next $2 billion of Fee Base, and .375 of 1% of Fee Base in excess of $8 billion.

The term "Fee Base" as of any day means the sum of the net assets at the close of business on the previous day of each of the investment companies registered under the 1940 Act for which Seligman or any affiliated company acts as investment manager or adviser (including the Fund). For the year ended December 31, 1998, the Fund paid Seligman $1,237,103, equal to .40% per annum of its average daily net assets. For the year ended December 31, 1997, the Fund paid Seligman $945,343, equal to .40% per annum of its average daily net assets, and for the year ended December 31, 1996, the Fund paid Seligman $846,790, equal to
 .41% per annum of its average daily net assets.

The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, administration, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal and State securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of directors of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses.

The Management Agreement provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

The Management Agreement was initially approved by the Board of Directors at a Meeting held on September 30, 1988 and by the shareholders at a special meeting held on December 16, 1988. The amendments to the Management Agreement, to increase the fee rate payable to Seligman by the Fund, were approved by the Board of Directors on January 17, 1991, and by the shareholders at a special meeting on April 10, 1991. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days' prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Officers, directors and employees of Seligman are permitted to engage in personal securities transactions, subject to Seligman's Code of Ethics. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Compliance Officer, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits each of the officers, directors and employees (including all portfolio managers) of Seligman from purchasing or selling any security that the officer, director, or employee knows or believes (1) was recommended by Seligman for purchase or sale by any client, including the Fund, within the preceding two weeks, (2) has been reviewed by Seligman for possible purchase or sale within the preceding two weeks, (3) is being purchased or sold by any client, (4) is being considered by a research analyst, (5) is being acquired in a private placement, unless prior approval has been obtained from Seligman's Compliance Officer, or (6) is being acquired during an initial or secondary public offering. The Code of Ethics also imposes a strict standard of confidentiality and requires portfolio managers to disclose any interest they may have in the securities or issuers that they recommend for purchase by any client.

The Code of Ethics also prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) for which the portfolio manager or investment team manages; and (2) each employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days). Any profit realized pursuant to either of these prohibitions must be disgorged.

Officers, directors, and employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk. The order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All officers, directors and employees are also required to disclose all securities beneficially owned by them on December 31 of each year.

Principal Underwriter


Seligman Advisors, Inc. (Seligman Advisors), an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as directors or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, as amended May 15, 1991, subject to the control of the Board of Directors, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers its business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of directors of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Rule 12b-1 Plan

The Fund has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class B, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.


Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Directors. Expenses of distribution activities that benefit both the Fund and other Seligman funds will be allocated among the applicable funds based on relative gross sales during the quarter in which such expenses are incurred, in accordance with a methodology approved by the Board.

Class A
-------

Under the 12b-1 Plan, the Fund, with respect to Class A shares, is permitted to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. Such payments are not currently being made and will not be made at least until after April 30, 2000, and only upon approval of the Fund's Board of Directors. In the event that the Board approves the payment of the fees in the future, the fees would be used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations will receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Directors of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other year. If the Fund's 12b- 1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The Fund did not make payments under the 12b-1 Plan with respect to Class A shares during the year ended December 31, 1998.

Class B
-------

Under the 12b-1 Plan, the Fund, with respect to Class B shares, pays monthly a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class B shares. The fee is comprised of (1) a distribution fee equal to .75% per annum, which is paid directly to a third party, FEP Capital, L.P., to compensate it for having funded, at the time of sale of Class B shares (i) a 4% sales commission to Service Organizations and (ii) a payment of up to .25% of sales to Seligman Advisors to help defray its costs of distributing Class B shares; and (2) a service fee of up to .25% per annum which is paid to Seligman Advisors. The service fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing service fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class B shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The amounts expended by Seligman Advisors or FEP Capital, L.P. in any one year upon the initial purchase of Class B shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred in respect of Class B shares in one year to be paid from Class B 12b-1 fees received from the Fund in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above. Seligman Advisors and FEP Capital, L.P. are not reimbursed for expenses which exceed such fees. If the Fund's 12b-1 Plan is terminated in respect of Class B shares, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors or FEP Capital, L.P. with respect to Class B shares. The total amount paid by the Fund in respect of Class B shares for the year ended December 31, 1998 was $185,783, equivalent to 1% per annum of the average daily net assets of Class B shares.

Class C
-------

Under the 12b-1 Plan, the Fund, with respect to Class C shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares of the Fund which were issued by an exchange of Class C shares of another Seligman mutual fund ("Exchanged Class C shares"). No 12b-1 fees are paid in respect of Class C shares of the Fund which were purchased through brokers or financial advisors. The 12b-1 fee is used by Seligman Advisors as follows: During the first year following the original sale of Exchanged Class C shares, a distribution fee of .75% of the average daily net assets attributable to Exchanged Class C shares is used, along with any CDSC proceeds on Exchanged Class C shares redeemed during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of the original sale of the Exchanged Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the original sale of Exchanged Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of the Exchanged Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following an original sale of Exchanged Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The Fund did not pay any 12b-1 fees in respect of Class C shares for the fiscal year ended September 30, 1998 because no Class C shares were issued or outstanding during such period.


Class D
-------

Under the 12b-1 Plan, the Fund, with respect to Class D shares, pays monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. The Fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund in respect of Class D shares for the year ended December 31, 1998 was $461,909, equivalent to 1% per annum of the average daily net assets of Class D shares.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one year to be paid from Class D 12b-1 fees in any other year; however, in any year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of December 31, 1998, Seligman Advisors did not incur any unreimbursed expenses in respect of the Fund's Class D shares.

If the Fund's 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for its year ended December 31, 1998, were spent on the following activities in the following amounts (no Class C shares were outstanding during such fiscal year):

                                                                          Class A(1)        Class B         Class D
Compensation to underwriters                                                  ---             ---           $224,370

Compensation to broker/dealers                                                ---          $  46,355        $237,539

Other*                                                                        ---          $139,428            ---

(1) The Fund did not make payments under the Plan for its year ended December 31, 1998.
* Payment is made to FEP Capital, L.P. to compensate it for having funded at the time of sale, payments to broker/dealers and underwriters.


The 12b-1 Plan was approved on July 16, 1992 by the Directors, including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (the "Qualified Directors") and was approved by shareholders of the Fund at a Special Meeting of the Shareholders held on November 23, 1992. Although the 12b-1 Plan became effective in respect of the Class A shares on January 1, 1993, Seligman elected to waive the fee through April 30, 2000. The 12b-1 Plan was approved in respect of the Class B shares on March 21, 1996 by the Board of Directors of the Fund, including a majority of the Qualified Directors, and became effective in respect of the Class B shares on April 22, 1996. The 12b-1 Plan was approved in respect of the Class D shares on March 18, 1993 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class D shares on May 1, 1993. The 12b-1 Plan was approved in respect of the Class C shares on May 20, 1999 by the Directors, including a majority of the Qualified Directors, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Directors of the Fund and the Qualified Directors, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable to Service Organizations with respect to a class without the approval of a majority of the outstanding voting securities of the class. If the amount payable in respect of Class A shares under the 12b-1 Plan is proposed to be increased materially, the Fund will either (1) permit holders of Class B shares to vote as a separate class on the proposed increase or (2) establish a new class of shares subject to the same payment under the 12b-1 Plan as existing Class A shares, in which case the Class B shares will thereafter convert into the new class instead of into Class A shares. No material amendment to the 12b-1 Plan may be made except by vote of a majority of both the Directors and the Qualified Directors.


The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors. The 12b-1 Plan is reviewed by the Directors annually.

Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the years ended December 31, 1998, 1997 and 1996, Seligman Services received distribution and service fees from the Fund pursuant to its 12b-1 Plan of $13,257, $22,937 and $10,159, respectively.

                  Portfolio Transactions and Other Practices

Portfolio Transactions

Seligman will seek the most favorable price and execution in the purchase and sale of portfolio securities of the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

Fixed-income securities are generally traded on the over-the-counter market on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will engage in transactions with these dealers or deal directly with the issuer. Prices paid to dealers will generally include a "spread," i.e., the difference between the prices at which a dealer is willing to purchase or to sell the security at that time. The Management Agreement recognizes that in the purchase and sale of portfolio securities, Seligman will seek the most favorable price and execution and, consistent with that policy, may give consideration to the research, statistical and other services furnished by dealers to Seligman for its use in connection with its services to the Fund as well as to other clients.

Dealer Selection

Consistent with seeking the most favorable price and execution when buying or selling portfolio securities, Seligman may give consideration to the research, statistical, and other services furnished by dealers to Seligman for its use, as well as the general attitude toward and support of investment companies demonstrated by such dealers. Such services include supplemental investment research, analysis, and reports concerning issuers, industries, and securities deemed by Seligman to be beneficial to the Fund. In addition, Seligman is authorized to place orders with dealers who provide supplemental investment and market research and security and economic analysis although the use of such dealers may result in the Fund paying a higher spread, than the use of dealers selected solely on the basis of seeking the most favorable price and execution.

Directed Brokerage

During the year ended December 31, 1998 neither the Fund nor Seligman directed any of the Fund's portfolio transactions to a dealer because of research services provided.

Regular Broker-Dealers

During the year ended December 31, 1998, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.

                      Capital Stock and Other Securities

Capital Stock


The Fund is authorized to issue 1,400,000,000 shares of capital stock, each with a par value of $0.01 per share, divided into three classes, designated Class A common stock, Class B common stock, Class C common stock, and Class D common stock. Each share of the Fund's Class A, Class B, Class C, and Class D common stock is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The Fund has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of common stock. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by the multiclass plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of directors. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.



The Board of Directors is authorized to classify or reclassify and issue any unissued common stock of the Fund into any number of other classes without further action by shareholders.

It is the intention of the Fund not to hold Annual Meetings of Shareholders. The Directors may call Special Meetings of Shareholders for action by shareholder vote as may be required by the 1940 Act or the Fund's Articles of Incorporation.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not significantly affect any interest of such class. However, the Rule exempts the selection of independent auditors, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Other Securities

The Fund has no authorized securities other than common stock.

                  Purchase, Redemption, and Pricing of Shares

Purchase of Shares


The Fund issues four classes of shares. Class A shares and Class C shares may be purchased at a price equal to the next determined net asset value per share. Class B shares, Class C shares, and Class D shares are available at net asset value either through an exchange of shares of another Seligman Mutual Fund offering shares of the same class, or through securities dealers or other financial intermediaries to facilitate periodic investments in shares of the same class of other mutual funds in the Seligman Group.

Class A
-------
Since Class A shares of the Fund are offered to investors at net asset value, only those shares of the Fund owned as a result of an exchange of shares from another Seligman Mutual Fund on which an initial sales charge was paid will be included for purposes of determining a shareholder's eligibility for a reduced sales charge on additional investments in Class A shares of the Seligman Mutual Funds sold with an initial sales charge, as described in each of the other Seligman Mutual Funds' prospectuses and SAIs. To receive the reduced initial sales charge on such additional investments, the shareholder or dealer will have to notify Seligman Advisors at the time of such additional investment of the value of the shares of the Fund acquired through an exchange and the value of the additional investment to be included in the calculation of the reduced initial sales charge.

A CDSC of 1% will also be imposed on the redemption of Class A shares acquired by exchange which were originally purchased at net asset value due to the size of the purchase, if such Class A shares are redeemed within eighteen months of the original purchase date.

Class A shares acquired by exchange which were originally purchased by an "eligible employee benefit plan" may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares originally purchased within eighteen months prior to plan termination. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares and has at least (i) $500,000 invested in the Seligman Mutual Funds or (ii) 50 eligible employees to whom such plan is made available.

The 1% CDSC normally imposed on redemptions of certain Class A shares (i.e., those acquired by exchange which were originally purchased during the preceding eighteen months at net asset value due to the size of the purchase) will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean investors (i.e., pension plans, insurance companies and mutual funds).

Upon redemption of such shares within an eighteen month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

Class B
-------
Class B shares are sold without an initial sales charge but are subject to a CDSC if the shares are redeemed within six years of purchase (or, in the case of Class B shares acquired upon exchange, within six years of the purchase of the original Class B Shares) at rates set forth in the table below, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Years Since Purchase                CDSC
--------------------                ----

Less than 1 year .............................. 5%
1 year or more but less than 2 years .......... 4%
2 years or more but less than 3 years ......... 3%
3 years or more but less than 4 years ......... 3%
4 years or more but less than 5 years ......... 2%
5 years or more but less than 6 years ......... 1%
6 years or more ............................... 0%

Approximately eight years after purchase, Class B shares will convert automatically into Class A shares. Shares purchased through the reinvestment of dividends on Class B shares also will convert automatically to Class A shares together with the underlying shares on which they were earned.

Conversion occurs at the end of the month which precedes the eighth anniversary of the purchase date. If Class B shares of the Fund are exchanged for Class B shares of another Seligman mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period of the shares exchanged will be tacked on to the holding period of the shares acquired. Class B shareholders of the Fund exercising the exchange privilege will continue to be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the new Class B shares. In addition, Class B shares of the Fund acquired by exchange will be subject to the Fund's CDSC schedule if such schedule is higher or longer than the CDSC schedule relating to the Class B shares of the Seligman mutual fund from which the exchange has been made.


Class C
-------

Class C shares are offered to investors at net asset value. As such, only those shares of the Fund owned as a result of an exchange of Class C shares from another Seligman Mutual Fund on which an initial sales charge was paid will be included for purposes of determining a shareholder's eligibility for a reduced sales charge on additional investments in Class C shares of the Seligman Mutual Funds sold with an initial sales charge, as described in each of the other Seligman Mutual Funds' prospectuses and SAIs. To receive the reduced initial sales charge on such additional investments, the shareholder or dealer will have to notify Seligman Advisors at the time of such additional investment of the value of the shares of the Fund acquired through an exchange and the value of the additional investment to be included in the calculation of the reduced initial sales charge. Class C shares acquired by an exchange of Class C shares from another Seligman mutual fund are subject to a CDSC of 1% if redeemed within eighteen months of the original purchase, charged as a percentage of the current net asset value or original purchase price, whichever is less.

Class D
-------

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% imposed on certain redemptions within one year of purchase (or, in the case of Class D shares acquired upon exchange, within one year of the purchase of the original Class D Shares), charged as a percentage of the current net asset value or the original purchase price, whichever is less. Unlike Class B shares, Class D shares do not automatically convert to Class A shares after eight years.


Systematic Withdrawals. Class B, Class C and Class D shareholders who reinvest their dividends to purchase additional shares of the Fund, may use the Systematic Withdrawal Plan to withdraw up to 12%, 10%, and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class B, Class C, and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

 (1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;

(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70' or, for accounts established prior to January 1, 1998, attainment of age 59', and (3) a tax-free return of an excess contribution to an IRA;

(3) in whole or in part, in connection with shares sold to current and retired Directors of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class B, Class C, or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Regardless of the method of redemption, a check for the proceeds ordinarily will be sent within seven calendar days following redemption.

Fund Reorganizations

Any CDSC will be waived in connection with the redemption of shares of the Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request.


NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining
NAV.

Pursuant to Rule 2a-7 under the 1940 Act, the Fund's portfolio securities are valued by the amortized cost method. This method of valuation involves valuing a security at its cost at the time of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than that of a fund with identical investments which uses a method of valuation based on market prices and estimates of market prices for all its portfolio securities. Thus, if the use of amortized cost resulted in lower aggregate portfolio value on a particular day, a prospective investor would be able to obtain a somewhat higher yield if he purchased shares on that day than he would be able to receive from a fund using solely market values and existing investors would receive less investment income. The converse is true in a period of rising interest rates.

The order permitting the Fund to use the amortized cost method of valuation requires that, under the direction of the Board of Directors, certain procedures be adopted to monitor and stabilize the price per share. Calculations are made to compare the value of its investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market markers, values obtained from yield data relating to classes of money market instruments or US Government securities published by reputable sources at the mean between the bid and asked prices for the instruments. The Fund will not maintain a dollar-weighted average portfolio maturity in excess of 90 days. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share net asset value and the net asset value calculated by reference to market quotations, or if there is any other deviation which the Board of Directors believes would result in a material dilution to shareholders or purchasers, the Board of Directors will promptly consider what action, if any, should be initiated.

Specimen Price Make-Up


Under the current distribution arrangements between the Fund and Seligman Advisors, Class A, Class B, Class C, and Class D shares are sold at NAV(1). Using each Class's NAV at December 31, 1998, (except Class C which commences operations effective June 1, 1999) the maximum offering price of the Fund's shares is as follows:


Class A
-------
     Net asset value and offering price per share(1)........................      $1.00
                                                                                  =====

Class B
-------
     Net asset value and offering price per share(1)........................      $1.00
                                                                                  =====
Class D
-------
     Net asset value and offering price per share(1)........................      $1.00
                                                                                  =====


--------------

    (1) Class A shares acquired by exchange that were originally purchased at net asset value due to the size of the purchase are subject to a 1% CDSC, if such shares are redeemed within eighteen months of purchase. Class B shares are subject to a CDSC declining from 5% in the first year after purchase to 0% after six years. In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares within eighteen months of purchase. Class D shares are subject to a CDSC of 1% on redemptions within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                             Taxation of the Fund

The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year. Dividends from net investment income are taxed at ordinary income rates to the shareholders, whether received in cash or reinvested in additional shares, and are not eligible for the dividends received deduction for corporations.

The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

                                 Underwriters

Distribution of Securities


The Fund and Seligman Advisors are parties to a Distributing Agreement dated January 1, 1993 under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. Seligman Advisors retains any CDSCs paid by investors on Class A, Class C, and Class D shares.


Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during its year ended December 31, 1998:


      Compensation on
      Redemptions and
        Repurchases
   (CDSC on Class A and              Brokerage                      Other
     Class D Retained)              Commissions               Compensation (1)
     ----------------               -----------               ----------------
         $193,060                       $-0-                       $15,878




(1) Seligman Advisors has sold its rights to collect the distribution fees paid by the Fund in respect of Class B shares and any CDSC imposed on redemptions of Class B shares to FEP Capital, L.P., in connection with an arrangement with FEP Capital, L.P. as discussed above under "12b-1 Plan." In connection with this arrangement, Seligman Advisors receives payments from FEP Capital, L.P. based on the value of Class B shares sold. Such payments received for the year ended December 31, 1998 are reflected in the table.

Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.

                             Calculation of Yield

The current and effective yields of the Class A, Class B and Class D shares of the Fund may be quoted in reports, sales literature, and advertisements published by the Fund. The current yield of Class A shares is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of 1 share at the beginning of a seven-day calendar period, dividing the net change in account value by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares. The current and effective yields of the Fund's Class B shares and Class D shares are computed in the same manner. Class B shares and Class D shares are subject to a CDSC if shares are held for less than six years (for Class B shares) or less than one year (for Class D shares). Because Class B shares and Class D shares bear a higher distribution fee than the Class A shares, the yield of Class B shares and Class D shares will be lower than the yield of Class A shares.

The following are examples of the yield calculations for Class A, Class B and Class D shares for the seven-day period ended December 31, 1998.

                                                       Class A shares           Class B shares   Class D shares
                                                       --------------           --------------   --------------
Total dividends per share from net investment income    $  .000712               $  .000525         $  .000525
(seven days ended December 31, 1998)

Annualized (365 day basis)                                .037126                  .027375         .027375

Average net asset value per share                        1.000                    1.000           1.000

Annualized historical net yield per share (seven         3.71%                    2.74%           2.74%
 days ended December 31, 1998)*

Effective yield (seven days ended December 31, 1998)**   3.78%                    2.77%           2.77%

Weighted average life to maturity of investments was 38 days at December 31,
1998.
--------------
* This represents the annualized average net investment income per share for the seven days ended December 31, 1998.
** Annualized average of net investment income for the same period with dividends reinvested.


From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Services, Inc., an independent reporting service which monitors the performance of mutual funds. In calculating the total return of the Fund's Class A, Class B, Class C and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales charges. The Fund may also refer in advertisements in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance. Examples of such financial and other press publications include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST AND YOUR MONEY.

                             Financial Statements

The Annual Report to shareholders for the year ended December 31, 1998 contains a schedule of the investments of the Fund as of December 31, 1998, as well as certain other financial information as of that date. The financial statements and notes included in the Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished without charge to investors who request copies of this SAI.

                              General Information


Custodian. Investors Fiduciary Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 serves as custodian of the Fund. It also maintains, under the general supervision of Seligman , the accounting records and determines the net asset value for the Fund.

Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                  Appendix A

MOODY'S INVESTORS SERVICE, INC. (MOODY'S)
DEBT SECURITIES

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

COMMERCIAL PAPER

Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P- 1" indicates the highest quality repayment ability of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.

STANDARD & POOR'S RATING SERVICE (S&P)
DEBT SECURITIES

AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Debt issues rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A: Debt issues rated A are regarded as upper medium grade. They have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt issues rated BBB are regarded as having an adequate capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

COMMERCIAL PAPER

S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D:  Debt rated "D" is in payment default.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                  Appendix B

                HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

 .  Helps finance America's fledgling railroads through underwritings.
 . Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
 .  Becomes a prominent underwriter of corporate securities, including New York
   Mutual Gas Light Company, later part of Consolidated Edison.
 .  Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.
 . Is appointed U.S. Navy fiscal agent by President Grant. Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

 .  Helps Congress finance the building of the Panama Canal.

 ...1910s

 . Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

 . Participates in hundreds of successful underwritings including those for some of the country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.
 . Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets, and one of its oldest.

 ...1930s

 .  Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.
 .  Establishes Investment Advisory Service.

 ...1940s

 .  Helps shape the Investment Company Act of 1940.
 .  Leads in the purchase and subsequent sale to the public of Newport News
   Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
 .  Assumes management of National Investors Corporation, today Seligman Growth
   Fund, Inc.
 .  Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

 . Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios. Helps pioneer state-specific municipal bond funds, today managing a national and 18 state-specific municipal funds.
 .  Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations
   Corporation.
 . Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s

 .  Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality
   Municipal Fund, Inc. two closed-end funds that invest in high quality municipal bonds.
 .  In 1991 establishes a joint venture with Henderson plc, of London, known as
   Seligman Henderson Co., to offer global investment products.
 .  Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund..
 . Launches Seligman Henderson Global Fund Series, Inc., which today offers five separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson Global Growth Opportunities Fund and Seligman Henderson Emerging Markets Growth Fund.
 . Launches Seligman Value Fund Series, Inc., which currently offers two separate series: Seligman
   Large-Cap Value Fund and Seligman Small-Cap Value Fund.

SAICMB699

                             SELIGMAN ADVISORS, INC.
                                 an affiliate of
                                     [LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Cash Management Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                     TXCM2 12/98


                                   SELIGMAN
                               ---------------
                               CASH MANAGEMENT
                                  FUND, INC.

                                Annual Report
                              December 31, 1998

                                    ------

                          A Money Market Mutual Fund
                          Seeking to Preserve Capital
                           and to Maximize Liquidity
                              and Current Income

To the Shareholders

During 1998, Seligman Cash Management Fund continued to invest in high-quality money market instruments to preserve its shareholders' capital while providing income and maximizing liquidity. A discussion with your Portfolio Manager appears on page 2.

The past year was one of continued growth for the US economy, with real domestic growth of 3.9%, marking the eighth year of economic expansion. Throughout the year, unemployment was down and consumer spending up, all in a low-inflation environment.

However, financial uncertainty throughout the world placed a drag on US economic growth. In response, the Federal Reserve Board cut the federal-funds rate three times. These actions confirmed the Fed's resolve to protect the US economy from the global financial crisis and markets responded favorably throughout November and December.

As investors everywhere became increasingly concerned about a global financial meltdown, money poured into the world's highest credit quality securities -- US Treasury bonds. This "flight to quality" helped to push US Treasury yields to 30-year lows. At the same time, the federal budget surplus caused a decrease in the overall supply of bonds, as the government needed less paper to finance spending. The yield on the benchmark three-month US Treasury bill fell from 5.34% at the beginning of 1998 to 4.46% on December 31, 1998.

Seligman continues to work to ensure that all of its operations are prepared for the challenges posed by the Year 2000 (Y2K) computer problem. We are confident that there will be no disruption in the investment and shareholder services provided by your Fund as a result of Y2K. In addition, your portfolio management team considers the potential ramifications of Y2K when making decisions on which securities should be held by the Fund.

Thank you for your continued support of Seligman Cash Management Fund in 1998. We look forward to serving your investment needs in 1999. The Fund's portfolio of investments and financial statements follow this letter.

By order of the Board of Directors,


/s/ William C. Morris
William C. Morris
Chairman

                                                   /s/ Brian T. Zino
                                                       Brian T. Zino
                                                           President

January 29, 1999

Interview With Your Portfolio Manager, Gary S. Zeltzer

Q. How did economic and market factors influence Seligman Cash Management Fund's results in 1998?

A. The US economic expansion has continued for eight consecutive years, and while the pace of growth has been slowing, the economy remains strong. Throughout the year, unemployment was down and consumer spending was up, all in a low-inflation environment.

    Global events affected the US economy and markets as the year progressed. The Asian economic crisis that began in a few countries in late 1997 spread throughout the world's emerging markets. The Russian government defaulted on its debt and devalued its currency. Fear then spread to Latin America, where Brazil struggled in vain to protect its currency, the real. In the midst of the turmoil, a single US hedge fund, with a number of bad currency investments, almost caused a global financial meltdown.

    Global financial uncertainty led to concerns that the pace of US economic growth would slow. With inflation remaining benign, the Federal Reserve Board lowered the federal-funds rate three times, reducing this key rate from 5.50% to 4.75%. The Fed's unexpected action in October underscored the potential threat to the US economy of the overseas financial problems. While this action has been positive for stock and bond markets in the US, it has had a negative impact on Seligman Cash Management Fund's yield. US Treasury bills were trading at a 4.46% yield on December 31, 1998. The 30-day effective yield for Seligman Cash Management Fund's Class A shares was 3.79% on December 31, 1998 -- down significantly from the Fund's 4.76% yield on June 30, 1998.

Q.  What was your investment strategy?

A. With the extreme volatility in the stock market, we saw significant swings in cash flows into and out of the Fund during 1998. This kept us in the short end of the market. Quality and liquidity are our main focus with Seligman Cash Management Fund. The Fund is comprised of US Treasury securities and overnight investments selected from a narrow list of lending institutions approved by the Fund's Board of Directors.

Q.  What is your outlook?

A. Moderate unemployment, ongoing consumer strength, and weak commodity prices all bode well for the US economy. Although the Fed decided to hold rates steady at its first meeting in 1999, continued global financial turmoil could prompt the Fed to take further action. Any interest rate cuts by the Fed will adversely affect the yield on Seligman Cash Management Fund.

[PHOTO]

Taxable Fixed Income Team: (standing, from left) Deborah Joseph (Administrative Assistant), Nicholas Walsh, Brian Turner, (seated) Susan Egan, Gary S. Zeltzer (Portfolio Manager)
A Team Approach

Seligman Cash Management Fund is managed by the Seligman Taxable Fixed Income Team, headed by Gary S. Zeltzer. Mr. Zeltzer is assisted by seasoned research professionals who are responsible for identifying quality money market instruments in order to preserve investors' capital and to maximize liquidity and current income.

Investment Results
December 31, 1998

                                                                CLASS A               CLASS B             CLASS D
                                                              ------------          -----------         -----------
Net Assets.........................................           $273,427,211          $24,188,992         $52,242,902
Net Asset Value per Share..........................                  $1.00                $1.00               $1.00
Number of Shareholders.............................                 10,515                1,391               1,589
Dividends*.........................................                 $0.045               $0.035              $0.035
Annualized Net Yield per Share*....................                  4.49%                3.50%               3.50%
Annualized Effective Yield per Share With
  Dividends Invested Monthly*......................                  4.59%                3.56%               3.56%

-----------------
* For the year ended December 31, 1998.
Investment in the Fund is neither insured nor guaranteed by the US government, and there is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.


Portfolio of Investments
December 31, 1998

                                                                      ANNUALIZED
                                                                       YIELD ON        PRINCIPAL
                                                                     PURCHASE DATE      AMOUNT            VALUE
                                                                     -------------   ------------     -------------
US GOVERNMENT SECURITIES  78.6%
US Treasury Bills, 1/21/1999......................................        4.63%       $75,000,000     $  74,811,459
US Treasury Bills, 2/11/1999......................................        4.38         50,000,000        49,755,139
US Treasury Notes:
   5%, 2/15/1999..................................................        4.59         50,000,000        50,020,900
   5-1/2%, 2/28/1999 .............................................        4.41         50,000,000        50,083,295
   6-1/4%, 3/31/1999 .............................................        4.49         50,000,000        50,205,433
                                                                                                       ------------
TOTAL US GOVERNMENT SECURITIES  (Cost $274,876,226) ..............                                      274,876,226
                                                                                                       ------------

FIXED TIME DEPOSITS  16.0%
Bank of Nova Scotia, Grand Cayman, 4-3/4%, 1/4/1999 ..............        4.82         10,000,000        10,000,000
Canadian Imperial Bank of Commerce,
   Grand Cayman, 4-1/4%, 1/4/1999 ................................        4.31          5,900,000         5,900,000
Credit Communal de Belgique, Grand Cayman, 4-5/8%, 1/4/1999 ......        4.69         10,000,000        10,000,000
First National Bank of Chicago, Grand Cayman, 4-7/8%, 1/4/1999....        4.94         10,000,000        10,000,000
National Westminster Bank, Nassau, 4-1/2%, 1/4/1999...............        4.56         10,000,000        10,000,000
UBS, Grand Cayman, 4%, 1/4/1999 ..................................        4.06         10,000,000        10,000,000
                                                                                                       ------------
TOTAL FIXED TIME DEPOSITS (Cost $55,900,000) .....................                                       55,900,000
                                                                                                       ------------
REPURCHASE AGREEMENT (Cost $36,000,000) 10.3%
State Street Bank and Trust 4.45%, dated 12/31/1998,
   maturing 1/4/1999 collateralized by:
   $31,450,000 US Treasury Notes 7-7/8%, 11/15/2004,
   with a fair market value of $36,723,006........................       4.51          36,000,000        36,000,000
                                                                                                       ------------

TOTAL INVESTMENTS (Cost $366,776,226) 104.9% .....................                                      366,776,226
OTHER ASSETS LESS LIABILITIES  (4.9)% ............................                                      (16,917,121)
                                                                                                       ------------
NET ASSETS  100.0% ...............................................                                     $349,859,105
                                                                                                       ============

------------------
See notes to financial statements.

Statement of Assets and Liabilities
December 31, 1998


ASSETS:
Investments, at value:
   US Government securities (Cost $274,876,226)...............           $274,876,226
   Fixed time deposits (Cost $55,900,000) ....................             55,900,000
   Repurchase agreement (Cost $36,000,000)....................             36,000,000
                                                                         ------------          $366,776,226
Cash.................................................................................               561,540
Receivable for Capital Stock sold ...................................................            15,235,048
Interest receivable .................................................................             2,688,572
Investment in, and expenses prepaid to, shareholder service agent ...................                67,772
Other ...............................................................................               112,475
                                                                                               ------------
Total Assets ........................................................................           385,441,633
                                                                                               ------------
LIABILITIES:
Payable for Capital Stock redeemed ..................................................            35,046,878
Accrued expenses, taxes, and other ..................................................               535,650
                                                                                               ------------
Total Liabilities ...................................................................            35,582,528
                                                                                               ------------
Net Assets ..........................................................................          $349,859,105
                                                                                               ============
COMPOSITION OF NET ASSETS:
Capital Stock, at par ($0.01 par value; 1,400,000,000 shares authorized;
   349,886,697 shares outstanding):
   Class A ..........................................................................            $2,734,491
   Class B ..........................................................................               241,900
   Class D ..........................................................................               522,476
Additional paid-in capital ..........................................................           346,387,730
Accumulated net realized loss .......................................................               (27,492)
                                                                                               ------------
NET ASSETS:
Applicable to 273,449,098 Class A shares, 24,190,036 Class B shares, and
   52,247,563 Class D shares, equivalent to $1.00 per share .........................          $349,859,105
                                                                                               ============

------------------
See notes to financial statements.

Statement of Operations
For the Year Ended December 31, 1998


INVESTMENT INCOME:
Interest ............................................................................                   $16,250,025

EXPENSES:
Management fee ...............................................             $1,237,103
Distribution and service fees ................................                647,692
Shareholder account services .................................                570,675
Registration .................................................                202,448
Custody and related services .................................                 96,000
Auditing and legal fees ......................................                 44,428
Shareholder reports and communications .......................                 26,454
Directors' fees and expenses .................................                  9,871
Miscellaneous ................................................                 13,835
                                                                          -----------
Total Expenses ......................................................................                     2,848,506
                                                                                                        -----------
Net Investment Income ...............................................................                    13,401,519

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net Realized Loss on Investments ....................................................                       (22,865)
                                                                                                        -----------
Increase in Net Assets from Operations ..............................................                   $13,378,654
                                                                                                        ===========

------------------
See notes to financial statements.

Statements of Changes in Net Assets

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------
                                                                                     1998                   1997
                                                                                -----------------    -----------------
OPERATIONS:
Net investment income...................................................         $    13,401,519      $  10,731,480
Net realized loss on investments .......................................                 (22,865)                --
                                                                                 ---------------     --------------
Increase in Net Assets from Operations .................................              13,378,654         10,731,480
                                                                                 ---------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A ................................................................             (11,137,647)        (9,504,798)
Class B ................................................................                (649,323)          (287,754)
Class D ................................................................              (1,614,549)          (938,928)
                                                                                 ---------------     --------------
Decrease in Net Assets from Distributions ..............................             (13,401,519)       (10,731,480)
                                                                                 ---------------     --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares:
   Class A .............................................................             460,655,703        369,012,050
   Class B .............................................................              10,830,398          6,725,313
   Class D .............................................................              32,694,485         26,841,455
Investment of dividends:
   Class A .............................................................               9,076,847          8,286,168
   Class B .............................................................                 538,909            234,246
   Class D .............................................................               1,233,133            641,267
Exchanged from associated Funds:
   Class A .............................................................           4,153,086,377      1,337,682,789
   Class B .............................................................              96,955,102         49,941,825
   Class D .............................................................           1,845,865,431        533,443,570
                                                                                 ---------------     --------------
Total ..................................................................           6,610,936,385      2,332,808,683
                                                                                 ---------------     --------------
Cost of shares redeemed:
   Class A .............................................................            (525,764,601)      (390,596,218)
   Class B .............................................................              (7,423,097)        (2,106,850)
   Class D .............................................................             (32,427,324)       (18,366,686)
                                                                                 ---------------     --------------
Exchanged into associated Funds:
   Class A .............................................................          (4,030,213,963)    (1,326,730,395)
   Class B .............................................................             (87,569,652)       (46,429,595)
   Class D .............................................................          (1,819,227,927)      (540,758,955)
                                                                                 ---------------     --------------
Total ..................................................................          (6,502,626,564)    (2,324,988,699)
                                                                                 ---------------     --------------
Increase in Net Assets from Capital Share Transactions .................             108,309,821          7,819,984
                                                                                 ---------------     --------------
Increase in Net Assets .................................................             108,286,956          7,819,984

NET ASSETS:
Beginning of year ......................................................             241,572,149        233,752,165
                                                                                 ---------------     --------------
End of Year ............................................................         $   349,859,105     $  241,572,149
                                                                                 ---------------     --------------
                                                                                 ---------------     --------------

----------------
See notes to financial statements.

Notes to Financial Statements

1. Multiple Classes of Shares -- Seligman CashManagement Fund, Inc. (the "Fund") offers three classes of shares: Class A shares, Class B shares, and Class D shares, each of which may be acquired by investors at net asset value. Class A shares acquired by an exchange from another Seligman investment company originally purchased in an amount of $1,000,000 or more without an initial sales charge are subject to a contingent deferred sales charge ("CDSC") of 1% if redeemed within 18 months of original purchase. Class B shares are subject to a distribution fee of 0.75%, a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 5% on redemptions in the first year of purchase, declining to 1% in the sixth year and 0% thereafter. Class B shares will auto-matically convert to Class A shares on the last day of the month that precedes the eighth anniversary of their date of purchase. Class D shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase. The three classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2. Significant Accounting Policies -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

a. Security Valuation -- The Fund uses the amortized cost method for valuing its short-term securities. Under this method all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and the maturity value of the issue over the period to maturity. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Fund's liability for deferred directors' fees are valued at current market values.

b. Federal Taxes -- There is no provision for federal income tax. The Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

c. Security Transactions and Related Investment Income -- Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. The cost of investments for federal income tax purposes is substantially the same as the cost for financial reporting purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Dividends are declared daily and paid monthly.

d. Repurchase Agreements -- The Fund may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J.& W. Seligman & Co. Incorporated (the "Manager"). Securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. Procedures have been established to monitor, on a daily basis, the market value of repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

e. Multiple Class Allocations -- All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses, if any, are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are

Notes to Financial Statements

    charged directly to such class. For the year ended December 31, 1998, distribution and service fees were the only class-specific expenses.

3. Management Fee, Distribution Services, and Other Transactions -- The Manager manages the affairs of the Fund and provides the necessary personnel and facilities. Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. The Manager receives a fee, calculated daily and paid monthly, equal to a per annum percentage of the Fund's average daily net assets.

    The management fee rate is calculated on a sliding scale of 0.45% to 0.375% based on average daily net assets of all the investment companies managed by the Manager. The management fee for the year ended December 31, 1998, was equivalent to an annual rate of 0.40% of the Fund's average daily net assets.

    The Fund has an Administration, Shareholder Services and Distribution
Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with Seligman Advisors, Inc. (the "Distributor") (formerly Seligman Financial Services, Inc.) and receive a continuing fee of up to 0.25% on an annual basis of the average daily net assets of Class A shares, attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor, and likewise the Fund, did not make payments under the Plan with respect to Class A shares during the year ended December 31, 1998.

    Under the Plan, with respect to Class B and Class D shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of share holder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class B and Class D shares for which the organizations are responsible; and, for Class D shares only, fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Fund to the Distributor pursuant to the Plan.

    With respect to Class B shares, a distribution fee of 0.75% on an annual basis of average daily net assets is payable monthly by the Fund to the Distributor; however, the Distributor has sold its rights to this fee to a third party (the "Purchaser"), which provides funding to the Distributor to enable it to pay commissions to dealers at the time of the sale of the related Class B shares.

    For the year ended December 31, 1998, fees incurred under the Plan, equivalent to 1% per annum of the average daily net assets of Class B and Class D shares, amounted to $185,783 and $461,909, respectively.

    The Distributor is entitled to retain any CDSC imposed on redemptions of Class D shares occurring within one year of purchase and on certain redemptions of Class A shares occurring within 18 months of purchase. For the year ended December 31, 1998, such charges amounted to $193,060.

    The Distributor has sold its rights to collect any CDSC imposed on redemptions of Class B shares to the Purchaser. In connection with the sale of its rights to collect any CDSC and the distribution fees with respect to Class B shares described above, the Distributor receives payments from the Purchaser based on the value of Class B shares sold. The aggregate amount of such payments retained by the Distributor for the year ended December 31, 1998, amounted to $15,878.

    Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of shares of the Fund, as well as distribution and service fees pursuant to the Plan. For the year ended December 31, 1998, Seligman Services, Inc. received commissions of $9,574 from the sale of shares of the Fund. Seligman

Notes to Financial Statements

Services, Inc. also received distribution and service fees of $13,257, pursuant to the Plan.

    Seligman Data Corp., owned by the Fund and certain associated investment companies, charged the Fund at cost $536,675 for share holder account services. The Fund's investment in Seligman Data Corp. is recorded at a cost of $3,719.

    Certain officers and directors of the Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

    The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the Fund or other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balance thereof at December 31, 1998, of $141,077 is included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

4. Loss Carryforward -- At December 31, 1998, the Fund had a net loss carryforward for federal income tax purposes of $10,413, which is available for offset against future taxable net gains, expiring in various amounts through 2006.

Financial Highlights

    The tables below are intended to help you understand each Class's financial performance for the past five years or from its inception if less than five years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares out standing. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends. Total returns do not reflect any sales charges and are not annualized for periods of less than one year.

                                                                                      CLASS A
                                                              -----------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                               1998        1997        1996        1995       1994
                                                              ------      ------      ------      ------     ------
PER SHARE DATA:
Net Asset Value, Beginning of Year........................    $1.000      $1.000      $1.000      $1.000     $1.000
                                                              ------      ------      ------      ------     ------
Income from Investment Operations:
Net investment income.....................................     0.045       0.047       0.046       0.051      0.034
                                                              ------      ------      ------      ------     ------
Total from Investment Operations..........................     0.045       0.047       0.046       0.051      0.034
                                                              ------      ------      ------      ------     ------
Less Distributions:
Dividends from net investment income......................    (0.045)     (0.047)     (0.046)     (0.051)    (0.034)
                                                              ------      ------      ------      ------     ------
Total Distributions.......................................    (0.045)     (0.047)     (0.046)     (0.051)    (0.034)
                                                              ------      ------      ------      ------     ------
Net Asset Value, End of Year..............................    $1.000      $1.000      $1.000      $1.000     $1.000
                                                              ======      ======      ======      ======     ======
TOTAL RETURN:                                                   4.59%       4.80%       4.71%       5.18%      3.46%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000s omitted)....................   $273,427    $206,604    $208,950    $177,395   $194,406
Ratio of expenses to average net assets...................      0.71%       0.78%       0.79%       0.86%      0.82%
Ratio of net income to average net assets.................      4.50%       4.70%       4.61%       5.06%      3.41%

------------------
See footnotes on page 12.

                                                            CLASS B                            CLASS D
                                                   -------------------------  ------------------------------------------
                                                     YEAR ENDED
                                                     DECEMBER 31,   4/22/96*            YEAR ENDED DECEMBER 31,
                                                   ---------------     TO     ------------------------------------------
                                                    1998     1997   12/31/96   1998     1997     1996     1995     1994
                                                   ------   ------  --------  ------   ------   ------   ------   ------
PER SHARE DATA:
Net Asset Value, Beginning of Period............   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Income from Investment Operations:
Net investment income...........................    0.035    0.037    0.025    0.035    0.037    0.036    0.040    0.024
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Total from Investment Operations................    0.035    0.037    0.025    0.035    0.037    0.036    0.040    0.024
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Less Distributions:
Dividends from net investment income............   (0.035)  (0.037)  (0.025)  (0.035)  (0.037)  (0.036)  (0.040)  (0.024)
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Total Distributions.............................   (0.035)  (0.037)  (0.025)  (0.035)  (0.037)  (0.036)  (0.040)  (0.024)
                                                   ------   ------   ------   ------   ------   ------   ------   ------
Net Asset Value, End of Period..................   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                                   ======   ======   ======   ======   ======   ======   ======   ======
TOTAL RETURN:                                        3.56%    3.77%    2.44%    3.56%    3.77%    3.67%    4.08%    2.35%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted)........   $24,189  $10,858   $2,493  $52,243  $24,110  $22,309  $14,554   $3,458
Ratio of expenses to average net assets.........     1.71%    1.78%    1.78%+   1.71%    1.78%    1.79%    1.90%    1.90%
Ratio of net income to average net assets.......     3.50%    3.70%    3.58%+   3.50%    3.70%    3.61%    4.02%    2.32%
Without reimbursement of expenses:**
  Ratio of expenses to average net assets.......                                                                    3.23%
  Ratio of net income to average net assets.....                                                                    0.99%

------------------
 * Commencement of offering of shares.
** The Manager, at its discretion, reimbursed certain expenses for Class D shares in 1994.
 + Annualized.
See notes to financial statements.

Report of Independent Auditors

The Board of Directors and Shareholders,
Seligman Cash Management Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Seligman Cash Management Fund, Inc. as of December 31, 1998, the related statements of operations for the year then ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Seligman Cash Management Fund, Inc. as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
New York, New York
January 29, 1999

Board of Directors

John R. Galvin 2, 4
Dean, Fletcher School of Law and Diplomacy
   at Tufts University
Director, Raytheon Company

Alice S. Ilchman 3, 4
Trustee, Committee for Economic Development
Chairman, The Rockefeller Foundation

Frank A. McPherson 2, 4
Director, Kimberly-Clark Corporation
Director, Baptist Medical Center

John E. Merow 2, 4
Retired Chairman and Senior Partner,
   Sullivan & Cromwell, Law Firm
Director, Commonwealth Industries, Inc.
Director, New York Presbyterian Hospital

Betsy S. Michel 2, 4
Trustee, The Geraldine R. Dodge Foundation
Chairman of the Board of Trustees, St. George's School

William C. Morris 1
Chairman
Chairman of the Board,
   J. & W. Seligman & Co. Incorporated
Chairman, Carbo Ceramics Inc.
Director, Kerr-McGee Corporation

James C. Pitney 3, 4
Retired Partner, Pitney, Hardin, Kipp & Szuch,
   Law Firm

James Q. Riordan 3, 4
Director, KeySpan Energy Corporation
Trustee, Committee for Economic Development
Director, Public Broadcasting Service

Robert L. Shafer 3, 4
Retired Vice President, Pfizer Inc.

James N. Whitson 2, 4
Director and Consultant, Sammons Enterprises, Inc.
Director, C-SPAN
Director, CommScope, Inc.

Brian T. Zino 1
President
President, J. & W. Seligman & Co. Incorporated
Chairman, Seligman Data Corp.
Director, ICI Mutual Insurance Company

Director Emeritus
Fred E. Brown
Director and Consultant,
   J. & W. Seligman & Co. Incorporated

----------------
Member:    1 Executive Committee
           2 Audit Committee
           3 Director Nominating Committee
           4 Board Operations Committee

EXECUTIVE OFFICERS

William C. Morris
Chairman

Brian T. Zino
President

Lawrence P. Vogel
Vice President

Gary S. Zeltzer
Vice President

Thomas G. Rose
Treasurer

Frank J. Nasta
Secretary

FOR MORE INFORMATION

Manager
J. & W. Seligman & Co.
   Incorporated
100 Park Avenue
New York, NY 10017

General Counsel
Sullivan & Cromwell

Independent Auditors
Deloitte & Touche LLP

General Distributor
Seligman Advisors, Inc.
100 Park Avenue
New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue
New York, NY 10017

Important Telephone Numbers
(800) 221-2450     Shareholder
                   Services
(800) 445-1777     Retirement Plan
                   Services
(212) 682-7600     Outside the
                   United States
(800) 622-4597     24-Hour
                   Automated
                   Telephone
                   Access Service

                                                                File No. 2-56805
                                                                        811-2650
PART C.  OTHER INFORMATION
-------  -----------------

Item 23.  Exhibits
-------   --------

     All Exhibits have been previously filed, except Exhibits marked with an asterisk (*) which are filed herewith.

(a)  *Articles Supplementary dated May 24, 1999.

(a)(1) Amended and Restated of Articles of Incorporation of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(b) Amended and Restated By-laws of the Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(c) Specimen Certificate of Class D Capital Stock. (Incorporated by reference to Registrant's Post-Effective Amendment No. 24 filed on April 23, 1993.)

(c)(1) Specimen Certificate of Class B Capital Stock. (Incorporated by reference to Form SE filed by the Registrant on April 16, 1996.)

(d) Amended Management Agreement between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed on May 1, 1995.)

(e) *Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File #811-1886) filed on May 28, 1999.)

(e)(1) *Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File #811-1886) filed on May 28, 1999.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Exhibit 7 of Registration Statement No. 2-92487, to Registrant's Post-Effective Amendment No. 21 filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Cash Management Fund, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on April 30, 1998.)

(g) Copy of Custody Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(h)  Not applicable.

(i)  *Opinion and Consent of Counsel in respect of Class C shares.

(i)(1) Opinion and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(j)  *Consent of Independent Auditors.

(k)  Not applicable.

(l) *Form of Purchase Agreement (Investment Letter) for Initial Capital for Class C shares between Registrant and J. & W. Seligman & Co. Incorporated.

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)
-------  -----------------

(l)(1) Purchase Agreement (Investment Letter) for Initial Capital for Class B shares between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on April 19, 1996.)

(l)(1) Purchase Agreement (Investment Letter) for Initial Capital for Class D shares between Registrant and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on April 29, 1997.)

(m) *Amended Administration, Shareholder Services and Distribution Plan of Registrant.

(m)(1) *Amended Administration, Shareholder Services and Distribution Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File #811-1886) filed on May 28, 1999.)

(n) Financial Data Schedules. (Incorporated by reference to Registrant's Post-Effective Amendment No. 33 filed on April 30, 1999.)

(o) *Plan of Multiple Class of Shares (four Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File #811-1886) filed on May 28, 1999.)

Other Exhibits: Powers of Attorney.  (Incorporated by reference to Registrant's
--------------
                Post-Effective Amendment No. 30 filed on April 29, 1997.)

Item 24.  Persons Controlled by or Under Common Control with Registrant.
--------  -------------------------------------------------------------
          Seligman Data Corp. ("SDC"), a New York corporation, is owned by the Registrant and certain associated investment companies. Registrant's investment in SDC is recorded at a cost of $3,719.

Item 25.  Indemnification.  Reference is made to the provisions of
-------   ---------------
          Articles Twelfth and Thirteenth of Registrant's Amended and Restated Articles of Incorporation filed as Exhibit 24(b)(1) and Article IV of Registrant's Amended and Restated By-laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 30 to the Registration Statement.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                                File No. 2-56805
                                                                        811-2650


PART C.  OTHER INFORMATION (continued)
-------  -----------------

Item 26.  Business and Other Connections of Investment Adviser.  J. & W.
--------  -----------------------------------------------------
          Seligman & Co. Incorporated, a Delaware corporation ("Manager"), is the Registrant's investment manager. The Manager also serves as investment manager to eighteen associated investment companies. They are Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc. and Tri-Continental Corporation.

          The Manager has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798), which was filed on March 31, 1999.

Item 27.  Principal Underwriters
-------   ----------------------

(a) The names of each investment company (other than the Registrant) for which each principal underwriter is currently distributing securities of the Registrant and also acts as a principal underwriter, depositor or investment adviser are as follows:

          Seligman Capital Fund, Inc.
          Seligman Common Stock Fund, Inc.
          Seligman Communications and Information Fund, Inc.
          Seligman Frontier Fund, Inc.
          Seligman Growth Fund, Inc.
          Seligman Henderson Global Fund Series, Inc.
          Seligman High Income Fund Series
          Seligman Income Fund, Inc.
          Seligman Municipal Fund Series, Inc.
          Seligman Municipal Series Trust
          Seligman New Jersey Municipal Fund, Inc.
          Seligman Pennsylvania Municipal Fund Series
          Seligman Portfolios, Inc.
          Seligman Value Fund Series, Inc.

                                                                File No. 2-56805
                                                                        811-2650

PART C.  OTHER INFORMATION (continued)
-------  -----------------

  (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:

                            Seligman Advisors, Inc.
                            -----------------------

                              As of April 30, 1999
                              --------------------

          (1)                                       (2)                                  (3)
     Name and Principal                   Positions and Offices                  Positions and Offices
     Business Address                     with Underwriter                       with Registrant
     ----------------                     ----------------                       ---------------
     William C. Morris*                   Director                               Chairman of the Board and Chief Executive Officer
     Brian T. Zino*                       Director                               President and Director
     Ronald T. Schroeder*                 Director                               None
     Fred E. Brown*                       Director                               Director Emeritus
     William H. Hazen*                    Director                               None
     Thomas G. Moles*                     Director                               None
     David F. Stein*                      Director                               None
     Stephen J. Hodgdon*                  President and Director                 None
     Charles W. Kadlec*                   Chief Investment Strategist            None
     Lawrence P. Vogel*                   Senior Vice President, Finance         Vice President
     Edward F. Lynch*                     Senior Vice President, National        None
                                          Sales Director
     James R. Besher                      Senior Vice President, Division        None
     14000 Margaux Lane                   Sales Director
     Town & Country, MO  63017
     Gerald I. Cetrulo, III               Senior Vice President, Sales           None
     140 West Parkway
     Pompton Plains, NJ  07444

     Matthew A. Digan*                    Senior Vice President,                 None
                                          Domestic Funds
     Jonathan G. Evans                    Senior Vice President, Sales           None
     222 Fairmont Way
     Ft. Lauderdale, FL  33326
     Robert T. Hausler*                   Senior Vice President, International   None
                                          Funds
     T. Wayne Knowles                     Senior Vice President,                 None
     104 Morninghills Court               Division Sales Director
     Cary, NC  27511
     Joseph Lam                           Senior Vice President, Regional        None
     Seligman International Inc.          Director, Asia
     Suite 1133, Central Building
     One Pedder Street
     Central Hong Kong
     Bradley W. Larson                    Senior Vice President, Sales           None
     367 Bryan Drive
     Alamo, CA  94526

     Michelle L. McCann-Rappa*            Senior Vice President,                 None
                                          Retirement Plans
     Scott H. Novak*                      Senior Vice President, Insurance       None
     Richard M. Potocki                   Senior Vice President, Regional        None
     Seligman International UK Limited    Director, Europe and the Middle East
     Berkeley Square House 2nd Floor
     Berkeley Square
     London, United Kingdom W1X 6EA

                                                                File No. 2-56805
                                                                        811-2650


PART C.  OTHER INFORMATION (continued)
-------  -----------------------------

                            Seligman Advisors, Inc.
                            -----------------------

                              As of April 30, 1999
                              --------------------

                  (1)                          (2)                                     (3)
     Name and Principal                 Positions and Offices                  Positions and Offices
     Business Address                   with Underwriter                       with Registrant
     ----------------                   ----------------                       ---------------
     Bruce M. Tuckey                    Senior Vice President, Sales           None
     41644 Chathman Drive
     Novi, MI  48375
     Andrew S. Veasey                   Senior Vice President, Sales           None
     14 Woodside Drive
     Rumson, NJ  07760
     Charles L. von Breitenbach, II*    Senior Vice President,                 None
                                        Managed Money

     J. Brereton Young*                 Senior Vice President, Director        None
                                        of Sales Development
     Jeffrey S. Dean*                   Vice President, Business Analysis      None
     Mason S. Flinn                     Vice President, Regional Retirement    None
     159 Varennes                       Plans Manager
     San Francisco, CA  94133
     Marsha E. Jacoby*                  Vice President, Offshore Business      None
                                        Manager
     William W. Johnson*                Vice President, Order Desk             None
     Joan M. O'Connell                  Vice President, Regional Retirement    None
     3707 Fifth Avenue #136             Plans Manager
     San Diego, CA  92103
     Ronald W. Pond*                    Vice President, Portfolio Advisor      None
     Jeffery C. Pleet*                  Vice President, Regional Retirement    None
                                        Plans Manager
     Tracy A. Salomon*                  Vice President, Retirement Marketing   None
     Helen Simon*                       Vice President, Sales Administration   None
     Gary A. Terpening*                 Vice President, Director of Business   None
                                        Development
     Charles E. Wenzel                  Vice President, Regional Retirement    None
     703 Greenwood Road                 Plans Manager
     Wilmington, DE  19807
     Jeff Botwinick                     Regional Vice President                None
     11508 Foster Road
     Overland Park, KS  66210
     Kevin Casey                        Regional Vice President                None
     19 Bayview Avenue
     Babylon, NY  11702
     Richard B. Callaghan               Regional Vice President                None
     7821 Dakota Lane
     Orland Park, IL  60462

                                                                File No. 2-56805
                                                                        811-2650


PART C.  OTHER INFORMATION (continued)
-------  -----------------------------

                            Seligman Advisors, Inc.
                            -----------------------

                              As of April 30, 1999
                              --------------------

                (1)                           (2)                     (3)
     Name and Principal              Positions and Offices     Positions and Offices
     Business Address                with Underwriter          with Registrant
     ----------------                ----------------          ---------------
     Bradford C. Davis               Regional Vice President   None
     241 110th Avenue SE
     Bellevue, WA  98004
     Christopher J. Derry            Regional Vice President   None
     2380 Mt. Lebanon Church Road
     Alvaton, KY  42122
     Kenneth Dougherty               Regional Vice President   None
     8640 Finlarig Drive
     Dublin, OH  43017
     Kelli A. Wirth Dumser           Regional Vice President   None
     7121 Jardiniere Court
     Charlotte, NC  28226
     Edward S. Finocchiaro           Regional Vice President   None
     120 Screenhouse Lane
     Duxbury, MA  02332
     Michael C. Forgea               Regional Vice President   None
     32 W. Anapamu Street # 186
     Santa Barbara, CA  93101
     Carla A. Goehring               Regional Vice President   None
     11426 Long Pine
     Houston, TX  77077

     Cathy Des Jardins               Regional Vice President   None
     PMB 152
     1705 14th Street
     Boulder, CO  80302
     Michael K. Lewallen             Regional Vice President   None
     908 Tulip Poplar Lane
     Birmingham, AL  35244
     Judith L. Lyon                  Regional Vice President   None
     7105 Harbour Landing
     Alpharetta, GA  30005
     Tim O'Connell                   Regional Vice President   None
     11908 Acacia Glen Court
     San Diego, CA  92128
     George M. Palmer, Jr.           Regional Vice President   None
     1805 Richardson Place
     Tampa, FL  33606
     Thomas Parnell                  Regional Vice President   None
     1575 Edgecomb Road
     St. Paul, MN  55116
     Craig Prichard                  Regional Vice President   None
     300 Spyglass Drive
     Fairlawn, OH  44333

                                                                File No. 2-56805
                                                                        811-2650


PART C.  OTHER INFORMATION (continued)
-------  -----------------------------


                            Seligman Advisors, Inc.
                            -----------------------

                              As of April 30, 1999
                              --------------------

                (1)                        (2)                                    (3)
     Name and Principal             Positions and Offices                  Positions and Offices
     Business Address               with Underwriter                       with Registrant
     ----------------               ----------------                       ---------------
     Nicholas Roberts               Regional Vice President                None
     200 Broad Street, Apt. 2225
     Stamford, CT  06901
     Diane H. Snowden               Regional Vice President                None
     11 Thackery Lane
     Cherry Hill, NJ  08003

     Eugene P. Sullivan             Regional Vice President                None
     4858 Battery Lane              Bethesda, MD  21814
     James Taylor                   Regional Vice President                None
     1145 Kenilworth Circle
     Naperville, IL  60540
     Steve Wilson                   Regional Vice President                None
     83 Kaydeross Park Road
     Saratoga Springs, NY  12866
     Frank J. Nasta*                Secretary                              Secretary
     Aurelia Lacsamana*             Treasurer                              None
     Gail S. Cushing*               Assistant Vice President, National     None
                                    Accounts Manager
     Sandra G. Floris*              Assistant Vice President, Order Desk   None
     Keith Landry*                  Assistant Vice President, Order Desk   None
     Albert A. Pisano*              Assistant Vice President and           None
                                    Compliance Officer
     Joyce Peress*                  Assistant Secretary                    Assistant Secretary

* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

(c)       Not applicable.

Item 30.  Location of Accounts and Records
-------   --------------------------------
          (1) Investors Fiduciary Trust Company
              801 Pennsylvania
              Kansas City, Missouri 64105   and
          (2) Seligman Data Corp.
              100 Park Avenue
              New York, NY  10017

Item 31.  Management Services.  Not Applicable.
-------   --------------------

Item 32.  Undertakings.  The Registrant undertakes, (1) to furnish a copy of the
--------  -------------
          Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered and (2) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                                                File No. 2-56805
                                                                        811-2650

                                   SIGNATURES
                                   ----------


   Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 34 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New
York, on the        th day of May, 1999.


                                  SELIGMAN CASH MANAGEMENT FUND, INC.




                                  By: /s/ William C. Morris
                                      ---------------------------------------
                                          William C. Morris, Chairman


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment No. 34 has been signed below by the following persons in the capacities indicated on May
, 1999.


        Signature                                Title
        ---------                                -----


/s/  Brian T. Zino                          Chairman of the Board (Principal
----------------------------------
     William C. Morris*                     executive officer) and Director


/s/  Brian T. Zino                          Director and President
----------------------------------
     Brian T. Zino


/s/  Thomas G. Rose                         Treasurer
----------------------------------
     Thomas G. Rose



John R. Galvin, Director     )
Alice S. Ilchman, Director   )
Frank A. McPherson, Director )
John E. Merow, Director      )
Betsy S. Michel, Director    )              /s/ Brian T. Zino
                                            -----------------
James C. Pitney, Director    )                  * Brian T. Zino, Attorney-
James Q. Riordan, Director   )                    in-fact
Robert L. Shafer, Director   )
James N. Whitson, Director   )

                                                                File No. 2-56805
                                                                        811-2650


                      SELIGMAN CASH MANAGEMENT FUND, INC.
                     Post-Effective Amendment No. 34 to the
                      Registration Statement on Form N-1A


                                 EXHIBIT INDEX


Form N-1A Item No.            Description
-----------------             -----------

Item 23(a)                    Articles Supplementary

Item 23(i)                    Opinion and Consent of Counsel

Item 23 (j)                   Consent of Independent Auditors

Item 23(l)                    Form of Purchase Agreement for Initial Capital

Item 23(m) Amended Administration, Shareholder Services and Distribution Plan